United States Securities and Exchange Commission

Washington, DC 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Company

Investment Company Act file number 811-23112

Janus Detroit Street Trust
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(Address of principal executive offices) (Zip code)

Kathryn Santoro, 151 Detroit Street, Denver, Colorado 80206
(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 10/31

Date of reporting period: 1/31/18

Item 1. Schedule of Investments.
--------------------------------------------------------------------------------

Janus Henderson SG Global Quality Income ETF

Schedule of Investments (unaudited)

January 31, 2018

	Shares	Value

Common Stocks - 99.8%
Auto Components - 1.4%
Nokian Renkaat OYJ	2,023	$102,520
Chemicals - 1.3%
BASF SE	833	97,877
Diversified Telecommunication Services - 10.8%
Elisa OYJ	2,460	104,991
Koninklijke KPN NV	27,713	97,356
Orange SA	5,441	98,588
Proximus SADP	2,887	97,680
Singapore Telecommunications, Ltd.	35,400	95,720
Swisscom AG	179	97,896
Telia Co. AB	20,627	103,864
TELUS Corp.	2,546	96,104

		792,199
Electric Utilities - 13.5%
Avangrid, Inc.	1,992	97,050
CLP Holdings, Ltd.	9,500	96,987
Fortis, Inc.	2,738	96,991
Fortum OYJ	4,503	97,972
Great Plains Energy, Inc.	3,187	99,179
OGE Energy Corp.	3,145	101,269
Power Assets Holdings, Ltd.	11,500	102,260
PPL Corp.	3,110	99,116
Red Electrica Corp. SA	4,381	93,162
SSE PLC	5,380	99,802

		983,788
Food & Staples Retailing - 2.7%
Booker Group PLC	30,743	99,065
Wesfarmers, Ltd.	2,765	98,089

		197,154
Food Products - 2.7%
Flowers Foods, Inc.	5,152	101,031
Tate & Lyle PLC	10,165	92,773

		193,804
Gas Utilities - 2.6%
APA Group	14,856	96,959
Snam SpA	19,592	95,650

		192,609
Health Care Providers & Services - 1.4%
Sonic Healthcare, Ltd.	5,126	98,996
Hotels, Restaurants & Leisure - 5.6%
Cracker Barrel Old Country Store, Inc.#	561	99,005
Crown Resorts, Ltd.	9,419	101,058
Las Vegas Sands Corp.	1,361	105,505
Sands China, Ltd.	17,200	102,477

		408,045
Household Durables - 3.8%
Garmin, Ltd.	1,560	98,186
Persimmon PLC	2,674	95,140
Tupperware Brands Corp.	1,489	86,005

		279,331
Marine - 1.3%
Kuehne + Nagel International AG	523	96,150
Media - 1.3%
Shaw Communications, Inc. - Class B	4,418	96,689
Metals & Mining - 1.3%
BHP Billiton, Ltd.	3,800	92,927
Multi-Utilities - 6.6%
AGL Energy, Ltd.	5,043	95,719
CenterPoint Energy, Inc.	3,532	99,532
	Shares	Value

Common Stocks - (continued)
Multi-Utilities - (continued)
Dominion Energy, Inc.	1,273	$97,308
National Grid PLC	8,318	95,185

	NorthWestern Corp.	1,745	94,823

			482,567
Office Electronics - 1.4%
	Canon, Inc.	2,500	99,606
Oil, Gas & Consumable Fuels - 19.2%
	BP PLC	13,147	93,684
	Caltex Australia, Ltd.	3,433	96,656
	Chevron Corp.	724	90,753
	Enagas SA	3,301	90,263
	Eni SpA	5,279	95,265
	Exxon Mobil Corp.	1,104	96,379
	Inter Pipeline, Ltd.	4,688	90,103
	Keyera Corp.	3,268	92,192
	Occidental Petroleum Corp.	1,263	94,687
	Pembina Pipeline Corp.	2,724	93,098
	Repsol SA	4,941	93,283
	Royal Dutch Shell PLC - Class A	2,728	95,529
	TOTAL SA	1,622	94,231
	TransCanada Corp.	1,998	92,226
	Woodside Petroleum, Ltd.	3,515	94,269

			1,402,618
Pharmaceuticals - 8.0%
	GlaxoSmithKline PLC	5,176	97,188
	Novartis AG	1,115	100,993
	Orion OYJ - Class B	2,507	100,876
	Pfizer, Inc.	2,645	97,971
	Roche Holding AG	381	94,041
	Sanofi	1,076	95,331

			586,400
Professional Services - 1.3%
	Adecco Group AG	1,170	96,409
Textiles, Apparel & Luxury Goods - 1.4%
	Hugo Boss AG	1,075	99,073
Tobacco - 4.0%
	Altria Group, Inc.	1,388	97,632
	Japan Tobacco, Inc.	3,000	99,271
	Philip Morris International, Inc.	925	99,188

			296,091
Transportation Infrastructure - 5.5%
	Abertis Infraestructuras SA	4,223	102,691
	Atlantia SpA	3,006	99,909
	Sydney Airport	18,147	100,070
	Transurban Group	10,361	100,846

			403,516
Wireless Telecommunication Services - 2.7%
	Freenet AG	2,471	94,995
	NTT DoCoMo, Inc.	4,000	99,106

			194,101

Total Common Stocks (cost $7,276,888)			7,292,470

Investment Companies - 1.0%
Investments Purchased with Cash Collateral from Securities Lending - 1.0%
	Janus Cash Collateral Fund LLC, 1.2835% ºº,£	72,600	72,600

Total Investment Companies (cost $72,600)			72,600

Total Investments (total cost $7,349,488) - 100.8%			7,365,070

Liabilities, net of Cash, Receivables and Other Assets - (0.8%)			(57,883)

Net Assets - 100%			$7,307,187

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$12,325,617	25.8%
Australia	6,243,703	13.1
Canada	5,106,552	10.7
United Kingdom	4,340,331	9.1
Spain	3,901,876	8.2
Switzerland	3,189,193	6.7
Hong Kong	1,965,904	4.1
Germany	1,882,230	3.9
Finland	1,867,575	3.9
Singapore	1,289,468	2.7

France	1,259,308	2.6
Japan	1,257,774	2.6
Sweden	1,239,616	2.6
Portugal	649,945	1.4
New Zealand	625,328	1.3
Belgium	613,453	1.3
Total	$47,757,873	100.0%

Schedules of Affiliated Investments — (% of Net Assets)
	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 1/31/18
Investment Companies — 1.0%
Investments Purchased with Cash Collateral from Securities Lending — 1.0%
Janus Cash Collateral Fund LLC, 1.2835%ºº	$3,408∆	$—	$—	$72,600

	Share Balance at 10/31/17	Purchases	Sales	Share Balance at 1/31/18
Investment Companies — 1.0%
Investments Purchased with Cash Collateral from Securities Lending — 1.0%
Janus Cash Collateral Fund LLC, 1.2835%ºº	514,073	2,844,564	(3,286,037)	72,600

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

#	Loaned security; a portion of the security is on loan at January 31, 2018.
ºº	Rate shown is the 7-day yield as of January 31, 2018.
£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2018.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$7,292,470	$—	$—
Investment Companies	—	72,600	—

Total Assets	$7,292,470	$72,600	$—

Organization and Significant Accounting Policies

Janus Henderson SG Global Quality Income ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers nine Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of an index (“Underlying Index”) which is designed to track the stocks of quality companies globally with attractive and sustainable dividends. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the "Valuation Inputs Summary" in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate, that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and foreign currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/ or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital Management LLC ("Janus Capital" or "Janus") believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments. There were no securities on loan as of January 31, 2018.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to January 31, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Short Duration Income ETF

Schedule of Investments (unaudited)

January 31, 2018

	Principal Amounts	Value

Corporate Bonds - 94.3%
Asset-Backed Securities - 0.4%
American Tower Trust I, 1.5510%, 3/15/43 (144A)	$350,000	$349,663
Applebee's Funding LLC / IHOP Funding LLC, 4.2770%, 9/5/44 (144A)	246,382	240,130
Conn Funding II LP, 2.7300%, 7/15/19 (144A)	21,381	21,388
Golden Credit Card Trust, 1.9800%, 4/15/22 (144A)	484,000	478,485

		1,089,666
Basic Materials - 0.8%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP, 1.7000%, 5/1/18	490,000	489,773
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP, 1.7000%, 5/1/18 (144A)	253,000	252,883
Incitec Pivot Finance LLC, 6.0000%, 12/10/19 (144A)	450,000	473,347
Sherwin-Williams Co., 2.2500%, 5/15/20	1,000,000	990,614

		2,206,617
Communications - 7.7%
Alibaba Group Holding, Ltd., 2.5000%, 11/28/19	2,800,000	2,793,968
Amazon.com, Inc., 3.3000%, 12/5/21	1,496,000	1,530,185
Amazon.com, Inc., 2.4000%, 2/22/23 (144A)	1,000,000	974,152
CBS Corp., 2.9000%, 6/1/23	2,333,000	2,282,471
CSC Holdings LLC, 10.1250%, 1/15/23	928,000	1,046,900
Deutsche Telekom International Finance B.V., 1.5000%, 9/19/19	875,000	860,508
Deutsche Telekom International Finance B.V., 1.5000%, 9/19/19	150,000	147,516
Deutsche Telekom International Finance B.V., ICE LIBOR USD 3 Month + 0.5800%, 2.3113%, 1/17/20 (144A)	700,000	701,760
eBay, Inc., 2.2000%, 8/1/19	100,000	99,583
eBay, Inc., 2.1500%, 6/5/20	946,000	935,389
eBay, Inc., ICE LIBOR USD 3 Month + 0.8700%, 2.6369%, 1/30/23	2,400,000	2,413,532
Optus Finance Pty Ltd., 4.6250%, 10/15/19	700,000	721,331
Optus Finance Pty Ltd., 4.0000%, 6/17/22	500,000	419,589
Optus Finance Pty Ltd., 3.2500%, 8/23/22	750,000	610,116
Priceline Group, Inc., 3.6000%, 6/1/26	2,600,000	2,585,907
SingTel Group Treasury Pte Ltd., 4.5000%, 9/8/21	841,000	885,302
Telstra Corp., Ltd., 7.7500%, 7/15/20	500,000	453,351
Walt Disney Co, 2.1500%, 9/17/20	1,100,000	1,092,447
Walt Disney Co., ICE LIBOR USD 3 Month + 0.3900%, 1.8774%, 3/4/22	1,430,000	1,444,951

		21,998,958
Consumer, Cyclical - 10.8%
American Honda Finance Corp., ICE LIBOR USD 3 Month + 0.2800%, 1.7157%, 11/19/18	600,000	601,153
American Honda Finance Corp., 1.2000%, 7/12/19	1,100,000	1,081,645
American Honda Finance Corp., 2.2500%, 8/15/19	1,500,000	1,497,147
American Honda Finance Corp., ICE LIBOR USD 3 Month + 0.3400%, 1.7529%, 2/14/20	850,000	852,666
Cintas Corp. No. 2, 3.7000%, 4/1/27	1,300,000	1,323,191
CK Hutchison International 17 II, Ltd., 2.2500%, 9/29/20 (144A)	1,100,000	1,077,946
Costco Wholesale Corp., 2.2500%, 2/15/22	1,500,000	1,469,802
Costco Wholesale Corp., 2.7500%, 5/18/24	1,000,000	983,898
CVS Health Corp., 2.1250%, 6/1/21	1,603,000	1,556,051
Daimler Finance North America LLC, ICE LIBOR USD 3 Month + 0.2500%, 1.6414%, 11/5/18 (144A)	500,000	500,190
Daimler Finance North America LLC, 1.5000%, 7/5/19 (144A)	1,650,000	1,627,452
Daimler Finance North America LLC, ICE LIBOR USD 3 Month + 0.6300%, 2.3338%, 1/6/20 (144A)	1,900,000	1,913,786
General Motors Financial Co., Inc., 2.4500%, 11/6/20	650,000	641,156
General Motors Financial Co., Inc., ICE LIBOR USD 3 Month + 1.5500%, 3.2702%, 1/14/22	500,000	514,907
General Motors Financial Co., Inc., ICE LIBOR USD 3 Month + 0.9900%, 2.6859%, 1/5/23	2,150,000	2,160,605
Hyundai Capital America, ICE LIBOR USD 3 Month + 1.0000%, 2.6004%, 9/18/20	786,000	788,408
Hyundai Capital America, 2.7500%, 9/27/26 (144A)	1,000,000	902,271
Hyundai Capital Services, Inc., 1.6250%, 8/30/19	500,000	489,375
Hyundai Capital Services, Inc., 3.0000%, 3/6/22 (144A)	400,000	392,964
Lowe's Cos., Inc., ICE LIBOR USD 3 Month + 0.4200%, 1.9561%, 9/10/19	1,077,000	1,082,961
Nissan Financial Services Australia Pty Ltd., 2.5000%, 9/6/19	250,000	202,196
Nissan Motor Acceptance Corp., ICE LIBOR USD 3 Month + 1.0100%, 2.5326%, 3/8/19 (144A)	450,000	453,835
Nissan Motor Acceptance Corp., 2.2500%, 1/13/20	1,000,000	993,182

	Principal Amounts	Value

Corporate Bonds – (continued)
Consumer, Cyclical – (continued)
Nissan Motor Acceptance Corp., ICE LIBOR USD 3 Month + 0.3900%, 2.1115%, 7/13/20 (144A)	$600,000	$601,318
Nissan Motor Acceptance Corp., ICE LIBOR USD 3 Month + 0.6900%, 2.3758%, 9/28/22 (144A)	700,000	704,106
Toyota Motor Credit Corp., 2.1250%, 7/18/19	552,000	550,530
Toyota Motor Credit Corp., ICE LIBOR USD 3 Month + 0.1000%, 1.8046%, 1/10/20	1,800,000	1,798,719
Wal-Mart Stores, Inc., ICE LIBOR USD 3 Month + 0.3000%, 1.6739%, 10/9/19	1,500,000	1,499,521
Wal-Mart Stores, Inc., 1.9000%, 12/15/20	2,500,000	2,466,670

		30,727,651
Consumer, Non-cyclical - 7.0%
Allergan Funding SCS, 2.3500%, 3/12/18	1,400,000	1,400,742
Allergan Funding SCS, 2.4500%, 6/15/19	1,400,000	1,396,890
Becton Dickinson and Co., ICE LIBOR USD 3 Month + 1.0300%, 2.5385%, 6/6/22	900,000	909,327
Cardinal Health, Inc., ICE LIBOR USD 3 Month + 0.7700%, 2.3585%, 6/15/22	1,600,000	1,606,984
Constellation Brands, Inc., 2.7000%, 5/9/22	1,236,000	1,214,240
Constellation Brands, Inc., 2.6500%, 11/7/22	300,000	292,668
Constellation Brands, Inc., 3.2000%, 2/15/23	2,800,000	2,796,862
HCA, Inc., 3.7500%, 3/15/19	3,119,000	3,154,182
Molson Coors Brewing Co., 2.2500%, 3/15/20	1,127,000	1,115,919
Molson Coors Brewing Co., 2.1000%, 7/15/21	1,050,000	1,019,867
Sysco Corp., 1.9000%, 4/1/19	500,000	498,051
Sysco Corp., 2.6000%, 10/1/20	500,000	500,755
Sysco Corp., 2.6000%, 6/12/22	763,000	748,962
Transurban Finance Co. Pty, Ltd., 3.3750%, 3/22/27 (144A)	150,000	143,722
Wesfarmers, Ltd., 1.8740%, 3/20/18	400,000	400,005
Wesfarmers, Ltd., 6.2500%, 3/28/19	800,000	675,465
Wesfarmers, Ltd., 4.7500%, 3/12/20	500,000	421,464
WSO Finance Pty Ltd., 3.5000%, 7/14/23	1,400,000	1,128,348
WSO Finance Pty Ltd., 4.5000%, 3/31/27	800,000	668,176

		20,092,629
Diversified - 0.5%
CK Hutchison International 16, Ltd., 1.8750%, 10/3/21 (144A)	1,100,000	1,055,244
Hutchison Whampoa International 09, Ltd., 7.6250%, 4/9/19	100,000	105,792
Hutchison Whampoa International, Ltd., 5.7500%, 9/11/19 (144A)	350,000	367,065

		1,528,101
Energy - 2.1%
Harvest Operations Corp., 2.1250%, 5/14/18	1,022,000	1,020,763
Korea National Oil Corp., 4.2500%, 10/8/19	200,000	164,974
Korea National Oil Corp., ICE LIBOR USD 3 Month + 0.6000%, 2.2746%, 3/27/20	800,000	798,523
Shell International Finance BV, ICE LIBOR USD 3 Month + 0.3500%, 1.8988%, 9/12/19	550,000	552,698
Sinopec Group Overseas Development 2013, Ltd., 2.5000%, 10/17/18	500,000	499,529
Sinopec Group Overseas Development 2014, Ltd., 2.7500%, 4/10/19	250,000	249,667
Sinopec Group Overseas Development 2016, Ltd., 1.7500%, 9/29/19 (144A)	1,700,000	1,669,349
Sinopec Group Overseas Development 2017, Ltd., 2.3750%, 4/12/20 (144A)	600,000	592,981
Sinopec Group Overseas Development 2017, Ltd., 2.2500%, 9/13/20 (144A)	500,000	491,347

		6,039,831
Financial - 50.1%
Ally Financial, Inc., 3.2500%, 2/13/18	1,647,000	1,647,000
Ally Financial, Inc., 8.0000%, 12/31/18	1,000,000	1,041,250
American Express Co., ICE LIBOR USD 3 Month + 0.3300%, 2.0969%, 10/30/20	400,000	400,558
American Express Co., ICE LIBOR USD 3 Month + 0.6100%, 2.3834%, 8/1/22	1,550,000	1,554,185
American Express Credit Corp., 2.3750%, 5/26/20	500,000	497,250
ANZ New Zealand Int'l Ltd., 2.7500%, 1/22/21	2,500,000	2,490,081
ANZ New Zealand Int'l, Ltd., ICE LIBOR USD 3 Month + 1.0100%, 2.7769%, 7/28/21 (144A)	1,500,000	1,524,853
Australia & New Zealand Banking Group, Ltd., ICE LIBOR USD 3 Month + 0.6600%, 2.3346%, 9/23/19 (144A)	600,000	604,227
Australia & New Zealand Banking Group, Ltd., ICE LIBOR USD 3 Month + 0.5000%, 1.9357%, 8/19/20 (144A)	1,250,000	1,256,926
Bank Nederlandse Gemeenten NV, 1.5000%, 2/15/19 (144A)	750,000	744,607
	Principal Amounts	Value

Corporate Bonds – (continued)
Financial – (continued)
Bank Nederlandse Gemeenten NV, 1.8750%, 6/11/19	$700,000	$696,367
Bank of America Corp., ICE LIBOR USD 3 Month + 1.0700%, 2.7279%, 3/22/18	400,000	400,496
Bank of America Corp., 90 Day Australian Bank Bill Rate + 1.1500%, 2.9050%, 3/5/20	3,000,000	2,453,820
Bank of America Corp., ICE LIBOR USD 3 Month + 1.4200%, 3.1592%, 4/19/21	1,000,000	1,036,141
Bank of America Corp., 90 Day Australian Bank Bill Rate + 1.5500%, 3.2500%, 8/5/21	300,000	248,547
Bank of America Corp., ICE LIBOR USD 3 Month + 0.6500%, 2.3447%, 10/1/21	1,200,000	1,209,492

Bank of America Corp., ICE LIBOR USD 3 Month + 1.1600%, 2.9047%, 1/20/23	1,350,000	1,386,550
Bank of Montreal, ICE LIBOR USD 3 Month + 0.4400%, 2.0285%, 6/15/20	800,000	803,903
Bank of Montreal, ICE LIBOR USD 3 Month + 0.6300%, 2.1661%, 9/11/22 (144A)	500,000	503,179
Bank of Montreal, CDOR USD 3 Month + 1.0800%, 3.1200%, 9/19/24	1,350,000	1,111,394
Bank of Nova Scotia, 2.3500%, 10/21/20	700,000	694,780
Bank of Nova Scotia, ICE LIBOR USD 3 Month + 0.2900%, 1.9859%, 1/8/21	1,200,000	1,201,013
Bank of Nova Scotia, ICE LIBOR USD 3 Month + 0.6400%, 2.1553%, 3/7/22	500,000	503,173
Bank of Nova Scotia, 2.7000%, 3/7/22	500,000	493,922
Bank of Queensland, Ltd., 90 Day Australian Bank Bill Rate + 1.0700%, 2.7700%, 11/6/19	2,020,000	1,644,668
Bank of Queensland, Ltd., 90 Day Australian Bank Bill Rate + 1.1700%, 2.9500%, 10/26/20	1,900,000	1,551,019
Bendigo & Adelaide Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.1000%, 2.8200%, 8/18/20	2,000,000	1,630,989
Bendigo & Adelaide Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.4600%, 3.2550%, 4/20/21	450,000	370,512
Bendigo & Adelaide Bank, Ltd., 90 Day Australian Bank Bill Rate + 2.8000%, 4.5800%, 1/29/24	500,000	410,721
Bendigo & Adelaide Bank, Ltd., 90 Day Australian Bank Bill Rate + 2.8000%, 4.5550%, 12/9/26	200,000	169,082
BNZ International Funding, Ltd., 2.3500%, 3/4/19 (144A)	800,000	799,408
Canadian Imperial Bank of Commerce, ICE LIBOR USD 3 Month + 0.3150%, 2.0928%, 2/2/21	1,500,000	1,501,260
Capital One Financial Corp., ICE LIBOR USD 3 Month + 0.7200%, 2.4869%, 1/30/23	1,900,000	1,900,857
Cboe Global Markets, Inc., 3.6500%, 1/12/27	350,000	353,797
Citigroup, Inc., ICE LIBOR USD 3 Month + 0.9300%, 2.4453%, 6/7/19	100,000	100,849
Citigroup, Inc., 90 Day Australian Bank Bill Rate + 1.2500%, 2.9500%, 8/7/19	1,500,000	1,225,230
Citigroup, Inc., ICE LIBOR USD 3 Month + 0.7900%, 2.4980%, 1/10/20	850,000	856,888
Citigroup, Inc., ICE LIBOR USD 3 Month + 1.0700%, 2.5926%, 12/8/21	2,250,000	2,291,870
Citigroup, Inc., ICE LIBOR USD 3 Month + 0.9600%, 2.7052%, 4/25/22	750,000	762,138
Citigroup, Inc., 3.1420%, 1/24/23	1,000,000	1,000,386
Citizens Bank NA, ICE LIBOR USD 3 Month + 0.5400%, 2.0274%, 3/2/20	800,000	802,082
Citizens Bank NA, ICE LIBOR USD 3 Month + 0.5700%, 2.0321%, 5/26/20	600,000	602,176
Citizens Bank NA, 2.2500%, 10/30/20	1,100,000	1,084,761
Citizens Bank NA, ICE LIBOR USD 3 Month + 0.8100%, 2.2721%, 5/26/22	300,000	302,217
Commonwealth Bank of Australia, 2.0500%, 3/15/19	1,500,000	1,493,676
Commonwealth Bank of Australia, 2.2500%, 3/10/20	500,000	496,360
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.8300%, 2.3385%, 9/6/21	1,000,000	1,013,892
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.6800%, 2.2804%, 9/18/22 (144A)	1,200,000	1,208,488
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 2.6500%, 4.4000%, 6/3/26	1,300,000	1,098,593
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 2.0940%, 3.3750%, 10/20/26	500,000	494,510
Cooperatieve Rabobank UA, ICE LIBOR USD 3 Month + 0.8300%, 2.5380%, 1/10/22	1,700,000	1,727,262
Cooperatieve Rabobank UA, ICE LIBOR USD 3 Month + 0.4800%, 2.1880%, 1/10/23	1,200,000	1,200,324
DBS Bank, Ltd., 2.2600%, 9/4/20	1,000,000	810,572
DBS Group Holdings, Ltd., ICE LIBOR USD 3 Month + 0.4900%, 2.0126%, 6/8/20 (144A)	800,000	801,888
DBS Group Holdings, Ltd., ICE LIBOR USD 3 Month + 0.4900%, 2.0126%, 6/8/20	200,000	200,472
DBS Group Holdings, Ltd., USD SWAP SEMI 30/360 5YR + 2.3900%, 3.6000%, 9/7/21	200,000	198,285
DEXUS Finance Pty Ltd., 4.2000%, 11/9/22	2,200,000	1,827,900
DEXUS Finance Pty, Ltd., 5.7500%, 9/10/18	100,000	82,549
Dexus Wholesale Property Fund, 4.7500%, 6/16/25	400,000	337,768
E*TRADE Financial Corp., 2.9500%, 8/24/22	1,300,000	1,277,433
First Republic Bank, 2.5000%, 6/6/22	1,645,000	1,603,545
GAIF Bond Issuer Pty Ltd., 5.5000%, 3/20/18	900,000	731,775
GAIF Bond Issuer Pty Ltd., 3.4000%, 9/30/26	701,000	676,356
GAIF Bond Issuer Pty, Ltd., 3.4000%, 9/30/26 (144A)	852,000	822,047
	Principal Amounts	Value

Corporate Bonds – (continued)
Financial – (continued)
General Property Trust, 3.5910%, 11/7/23	$600,000	$482,408
Goldman Sachs Group Inc, 90 Day Australian Bank Bill Rate + 1.3000%, 3.0200%, 8/21/19	180,000	147,145
Goldman Sachs Group Inc, ICE LIBOR USD 3 Month + 1.3600%, 3.1052%, 4/23/21	1,500,000	1,540,424
Goldman Sachs Group, Inc., ICE LIBOR USD 3 Month + 0.8000%, 2.3635%, 12/13/19	500,000	504,776
Goldman Sachs Group, Inc., ICE LIBOR USD 3 Month + 1.7700%, 3.2321%, 2/25/21	380,000	394,625
Goldman Sachs Group, Inc., ICE LIBOR USD 3 Month + 1.0500%, 2.5446%, 6/5/23	1,350,000	1,366,627
Goldman Sachs Group, Inc., ICE LIBOR USD 3 Month + 1.2010%, 3.2720%, 9/29/25	1,000,000	981,280
GPT Wholesale Shopping Centre Fund No. 1, 3.9930%, 9/11/24	2,150,000	1,747,282
International Lease Finance Corp., 3.8750%, 4/15/18	2,371,000	2,380,010
International Lease Finance Corp., 7.1250%, 9/1/18 (144A)	1,500,000	1,539,667
JPMorgan Chase & Co., 2.3500%, 1/28/19	800,000	801,657
JPMorgan Chase & Co., 90 Day Australian Bank Bill Rate + 1.1000%, 2.8550%, 12/9/19	1,500,000	1,226,633
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 1.2050%, 2.9653%, 10/29/20	250,000	256,022
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 0.6800%, 2.1606%, 6/1/21	600,000	604,580
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 0.9000%, 2.6452%, 4/25/23	1,900,000	1,931,499
JPMorgan Chase Bank NA, ICE LIBOR USD 3 Month + 0.2900%, 2.0634%, 2/1/21	2,000,000	2,002,020

Liberty Financial Pty Ltd., 3.7500%, 4/9/18	900,000	728,976
Lloyds Banking Group PLC, 3.6500%, 3/20/23	1,500,000	1,214,666
Lloyds Banking Group PLC, ICE LIBOR USD 3 Month + 0.8100%, 2.9070%, 11/7/23	1,400,000	1,369,187
Macquarie Bank, Ltd., ICE LIBOR USD 3 Month + 1.023%, 2.0469%, 4/4/19 (144A)	1,400,000	1,401,795
Macquarie Bank, Ltd., ICE LIBOR USD 3 Month + 1.1200%, 2.8803%, 7/29/20 (144A)	1,000,000	1,017,287
Macquarie Group Ltd., 6.2500%, 1/14/21	1,000,000	1,085,244
Macquarie Group, Ltd., ICE LIBOR USD 3 Month + 1.0230%, 3.1890%, 11/28/23	3,257,000	3,194,270
Mizuho Bank, Ltd., ICE LIBOR USD 3 Month + 1.1900%, 2.9347%, 10/20/18	700,000	704,950
Mizuho Financial Group, Inc., ICE LIBOR USD 3 Month + 0.8800%, 2.4161%, 9/11/22	1,100,000	1,109,968
Morgan Stanley, 2.1250%, 4/25/18	600,000	600,294
Morgan Stanley, ICE LIBOR USD 3 Month + 0.8500%, 2.5913%, 1/24/19	800,000	804,870
Morgan Stanley, ICE LIBOR USD 3 Month + 0.8000%, 2.2129%, 2/14/20	353,000	354,800
Morgan Stanley, ICE LIBOR USD 3 Month + 1.1800%, 2.9247%, 1/20/22	1,350,000	1,375,606
Morgan Stanley, ICE LIBOR USD 3 Month + 1.4000%, 3.1413%, 10/24/23	1,900,000	1,966,500
National Australia Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.0800%, 2.7800%, 11/5/20	2,000,000	1,641,584
National Australia Bank, Ltd., 2.5000%, 1/12/21	1,500,000	1,490,953
National Australia Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.8500%, 3.6450%, 3/26/25	650,000	534,807
National Australia Bank, Ltd., 90 Day Australian Bank Bill Rate + 2.4000%, 4.1950%, 9/21/26	1,925,000	1,618,791
Nederlandse Waterschapsbank NV, 1.7500%, 9/5/19	1,100,000	1,090,435
Nordea Bank AB, 2.3750%, 4/4/19	400,000	400,038
Nordea Bank AB, 2.3750%, 4/4/19	640,000	640,061
Nordea Bank AB, ICE LIBOR USD 3 Month + 0.4700%, 1.9473%, 5/29/20 (144A)	400,000	401,815
Nordea Bank AB, 2.1250%, 5/29/20	910,000	899,528
Nordea Bank AB, 2.5000%, 9/17/20 (144A)	200,000	199,021
Oversea-Chinese Banking Corp., Ltd., USD SWAP SEMI 30/360 5YR + 2.2030%, 4.0000%, 10/15/24	250,000	253,385
Royal Bank of Canada, ICE LIBOR USD 3 Month + 0.4800%, 2.2403%, 7/29/19	200,000	200,799
Royal Bank of Canada, ICE LIBOR USD 3 Month + 0.5200%, 2.0285%, 3/6/20	535,000	538,025
Royal Bank of Canada, ICE LIBOR USD 3 Month + 0.7300%, 2.5034%, 2/1/22	500,000	505,812
Royal Bank of Canada, CDOR USD 3 Month + 1.0800%, 3.0400%, 7/17/24	850,000	698,783
Scentre Group Trust 1 / Scentre Group Trust 2, 2.3750%, 11/5/19 (144A)	500,000	496,698
Shopping Centres Australasia Property Retail Trust, 3.7500%, 4/20/21	600,000	488,925
Shopping Centres Australasia Property Retail Trust, 3.9000%, 6/7/24	600,000	483,602
Simon Property Group LP, 2.7500%, 6/1/23	3,100,000	3,049,942
Stockland Trust, 8.2500%, 11/25/20	1,000,000	921,477
Sumitomo Mitsui Financial Group, Inc., ICE LIBOR USD 3 Month + 1.1400%, 2.8792%, 10/19/21	700,000	712,306
Sumitomo Mitsui Financial Group, Inc., 2.7840%, 7/12/22	420,000	412,726
Sumitomo Mitsui Financial Group, Inc., 2.4741%, 10/18/22	500,000	501,140
Sumitomo Mitsui Trust Bank, Ltd., 2.0500%, 3/6/19 (144A)	400,000	398,233
Suncorp-Metway, Ltd., 2.3750%, 11/9/20	2,580,000	2,550,696
Toronto-Dominion Bank, 2.1250%, 7/2/19	800,000	797,382
Toronto-Dominion Bank, 2.2500%, 9/25/19 (144A)	1,000,000	996,574
	Principal Amounts	Value

Corporate Bonds – (continued)
Financial – (continued)
Toronto-Dominion Bank, 1.8500%, 9/11/20	$360,000	$353,387
Toronto-Dominion Bank, 2.5000%, 12/14/20	1,900,000	1,894,024
Toronto-Dominion Bank, ICE LIBOR USD 3 Month + 0.9300%, 2.5035%, 12/14/20	1,000,000	1,018,769
United Overseas Bank, Ltd., USD SWAP SEMI 30/360 5YR + 1.9950%, 3.7500%, 9/19/24	2,580,000	2,599,956
United Overseas Bank, Ltd., USD SWAP SEMI 30/360 5YR + 1.6540%, 2.8800%, 3/8/27	500,000	485,112
Vicinity Centres Trust, 3.5000%, 4/26/24	2,320,000	1,844,797
Wells Fargo & Co., ICE LIBOR USD 3 Month + 1.0100%, 2.5253%, 12/7/20	500,000	509,946
Wells Fargo & Co., 2.5000%, 3/4/21	800,000	793,168
Wells Fargo & Co., ICE LIBOR USD 3 Month + 0.9300%, 2.3429%, 2/11/22	83,000	84,285
Wells Fargo & Co., 90 Day Australian Bank Bill Rate + 1.1000%, 2.8800%, 4/27/22	3,500,000	2,857,892
Wells Fargo & Co., ICE LIBOR USD 3 Month + 1.1100%, 2.8513%, 1/24/23	850,000	869,456
Wells Fargo Bank NA, ICE LIBOR USD 3 Month + 0.6500%, 2.1585%, 12/6/19	250,000	252,314
Wells Fargo Bank NA, ICE LIBOR USD 3 Month + 0.2300%, 1.9745%, 1/15/20	1,371,000	1,372,579
Westpac Banking Corp., ICE LIBOR USD 3 Month + 1.0000%, 2.4129%, 5/13/21	200,000	204,031
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.8500%, 2.2857%, 8/19/21	500,000	507,698
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.8500%, 2.5546%, 1/11/22	450,000	456,824
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.1100%, 2.8100%, 2/7/22	2,000,000	1,644,155
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.7100%, 2.3958%, 6/28/22	750,000	756,398
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.5700%, 2.1061%, 1/11/23	2,000,000	2,002,983
Westpac Banking Corp., US Treasury Yield Curve Rate + 2.9000%, 3.6250%, 2/28/23	2,100,000	2,096,199
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 3.1000%, 4.8550%, 3/10/26	1,000,000	853,554

		143,184,452
Government - 1.5%
Airservices Australia, 2.7500%, 5/15/23	500,000	399,275
Argentina Treasury Bill, 0%, 3/16/18 ¤	107,891	107,530
Export-Import Bank of Korea, ICE LIBOR USD 3 Month + 0.7000%, 2.1621%, 5/26/19	308,000	308,668

International Bank for Reconstruction & Development, 3.5000%, 1/22/21	3,465,000	2,628,501
International Bank for Reconstruction & Development, 3.0000%, 2/2/23	1,300,000	960,542

		4,404,516
Industrial - 4.2%
Asciano Finance, Ltd., 5.0000%, 4/7/18 (144A)	1,450,000	1,456,643
Australia Pacific Airports Melbourne Pty Ltd., 5.0000%, 6/4/20	200,000	169,943
Australia Pacific Airports Melbourne Pty Ltd., 3.7500%, 11/4/26	100,000	79,920
Brisbane Airport Corp Pty Ltd., 6.0000%, 10/21/20	260,000	225,555
Caterpillar Financial Services Corp., ICE LIBOR USD 3 Month + 0.1800%, 1.6885%, 12/6/18 (144A)	650,000	650,584
Caterpillar Financial Services Corp., 1.8500%, 9/4/20	1,000,000	983,260
Caterpillar Financial Services Corp., ICE LIBOR USD 3 Month + 0.5900%, 2.0985%, 6/6/22	1,800,000	1,816,548
New Terminal Financing Co. Pty Ltd., 90 Day Australian Bank Bill Rate + 1.4500%, 3.2500%, 7/12/24	2,700,000	2,205,044
Perth Airport Pty, Ltd., 6.0000%, 7/23/20	464,000	401,449
QPH Finance Co. Pty Ltd., 5.7500%, 7/29/20	750,000	645,960
QPH Finance Co. Pty, Ltd., 5.0000%, 7/7/21	150,000	127,944
Rockwell Collins, Inc., 3.1000%, 11/15/21	1,000,000	1,002,993
Sydney Airport Finance Co. Pty Ltd., 3.9000%, 3/22/23 (144A)	400,000	408,711
Sydney Airport Finance Co. Pty, Ltd., 7.7500%, 7/6/18	206,000	170,701
Sydney Airport Finance Co. Pty, Ltd., 5.1250%, 2/22/21 (144A)	350,000	369,220
WestRock Co., 3.3750%, 9/15/27	1,300,000	1,258,922

		11,973,397
Technology - 4.1%
Apple, Inc., 1.8000%, 5/11/20	1,000,000	986,543
Apple, Inc., 1.5500%, 8/4/21	500,000	481,541
Apple, Inc., 2.1000%, 9/12/22 (144A)	1,400,000	1,356,100
Apple, Inc., 2.4000%, 1/13/23	200,000	195,298
Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.0000%, 1/15/22 (144A)	1,165,000	1,144,066
Broadcom Corp. / Broadcom Cayman Finance, Ltd., 2.6500%, 1/15/23	1,500,000	1,429,034
IBM Credit LLC, 1.6250%, 9/6/19	1,285,000	1,271,795
IBM Credit LLC, ICE LIBOR USD 3 Month + 0.2600%, 2.0047%, 1/20/21	1,600,000	1,606,349
International Business Machines Corp., 1.9000%, 1/27/20	500,000	494,579
International Business Machines Corp., ICE LIBOR USD 3 Month + 0.2300%, 1.9903%, 1/27/20	350,000	351,095
	Principal Amounts	Value

Corporate Bonds – (continued)
Technology – (continued)
Oracle Corp., 1.9000%, 9/15/21	$2,500,000	$2,433,916

		11,750,316
Utilities - 5.1%
AGL Energy, Ltd., 5.0000%, 11/5/21	150,000	127,578
Ausgrid Finance Pty, Ltd., 3.7500%, 10/30/24	4,500,000	3,633,031
AusNet Services Holdings Pty Ltd., 5.2500%, 2/14/20	200,000	169,728
Australian Gas Networks Vic 3 Pty, Ltd., 4.5000%, 12/17/21	350,000	293,648
ETSA Utilities Finance Pty Ltd., 2.7500%, 8/29/22	2,000,000	1,622,044
ETSA Utilities Finance Pty, Ltd., 3.5000%, 8/29/24	1,500,000	1,197,198
Korea Gas Corp., 2.8750%, 7/29/18	450,000	450,497
Korea Gas Corp., 4.2500%, 11/2/20	370,000	381,655
Korea Gas Corp., 2.7500%, 7/20/22 (144A)	800,000	781,417
Korea South-East Power Co., Ltd., 5.7500%, 9/25/20	670,000	575,772
Network Finance Co. Pty Ltd., 3.0347%, 12/6/24	3,000,000	2,424,970
State Grid Overseas Investment 2016 Ltd., 2.2500%, 5/4/20	600,000	590,704
State Grid Overseas Investment 2016, Ltd., 2.2500%, 5/4/20 (144A)	500,000	492,253
United Energy Distribution Pty, Ltd., 3.8500%, 10/23/24	2,370,000	1,926,884

		14,667,379

Total Corporate Bonds (cost $268,005,534)		269,663,513

Mortgage-Backed Securities - 0.4%
Caesars Palace Las Vegas Trust 2017-VICI, 4.3540%, 10/15/34	941,000	920,372
CGDB Commercial Mortgage Trust 2017-BIO, ICE LIBOR USD 1 Month + 0.9500%, 2.5095%, 5/15/30 (144A)	268,200	268,369

Total Mortgage-Backed Securities (cost $1,164,625)		1,188,741

Certificates of Deposit - 1.0%
Sumitomo Mitsui Trust Bank Corp., 2.1434%, 1/31/20 (cost $2,800,000)	2,800,000	2,800,000
Commercial Paper - 9.4%
EI du Pont de Nemours & Co., 1.6900%, 2/16/18	2,500,000	2,498,239
Kinder Morgan, Inc., 2.0000%, 2/1/18	2,500,000	2,500,000
Cardinal Health, Inc., 1.6499%, 2/1/18	2,500,000	2,500,000
CVS Health Corp., 1.6301%, 2/1/18	2,500,000	2,500,000
CNPC Finance, Ltd., 1.9000%, 2/13/18	2,500,000	2,498,417

CNPC Finance, Ltd., 1.7400%, 2/6/18			2,500,000	2,499,396
CNPC Finance, Ltd., 1.7400%, 2/1/18			2,500,000	2,500,000
Sherwin-Williams Co., 1.7500%, 2/1/18			2,500,000	2,500,000
Pacific Gas & Electric Co., 1.6200%, 2/5/18			2,000,000	1,999,640
Mondelez International, Inc., 1.7200%, 2/6/18			2,000,000	1,999,522
Arrow Electronics, Inc., 1.8500%, 2/1/18			3,000,000	3,000,000

Total Commercial Paper (cost $26,995,214)				26,995,214

Total Investments (total cost $298,965,373) - 105.1%				300,647,468

Liabilities, net of Cash, Receivables and Other Assets - (5.1%)				(14,508,819)

Net Assets - 100%				$286,138,649

Schedule of Foreign Currency Contracts, Open
Counterparty/ Currency	Settlement Date	Currency Units Sold	Currency Value	Unrealized Depreciation

Barclays Bank plc
Australian Dollar	8/17/17	694,000	$553,953	$(12,415)
Australian Dollar	8/17/17	1,140,000	909,952	(4,818)
Australian Dollar	8/17/17	1,855,000	1,480,667	(58,619)
Australian Dollar	8/17/17	10,800,000	8,620,595	(392,831)

Total			11,565,167	(468,683)

J.P. Morgan Chase Bank
Canadian Dollar	8/17/17	820,000	655,877	(21,032)
Euro	8/17/17	102,000	120,352	(3,389)
New Zealand Dollar	8/17/17	254,000	190,384	(6,952)

Total			966,613	(31,373)

Total			$12,531,780	$(500,056)

Schedule of Futures
Description	Number of Contracts	Expiration Date	Unrealized Appreciation (Depreciation)	Variation Margin Asset/(Liability)
Futures Sold:
10-Year U.S. Treasury Note	1,200	9/17	$(3,552)	$750
3-Year Australian Bond	200	9/17	915	(101)
5-Year U.S. Treasury Note	8,900	9/17	(822)	695

Total	$(3,459)	$1,344

Schedule of OTC Credit Default Swaps - Sell Protection(1)
Counterparty/ Reference Asset Type Reference Asset	S&P Credit Rating	Fixed Rate	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/(Depreciation)	Outstanding Swap Contracts at Value Asset/(Liability)

Morgan Stanley & Co.
Foreign Government Bonds
United Mexican States	BBB+	1.00%	12/20/17	$500,000	$686	$1,503	$2,189

(1)

If a credit event occurs, the seller of protection will pay a net settlement amount equal to the notional amount of the swap less the recovery value of the reference asset from related offsetting purchase protection.

(2)	If a credit event occurs, the notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of protection.

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended January 31, 2018

Market Value

Forward foreign currency exchange contracts, purchased	$ -
Forward foreign currency exchange contracts, sold	50,506,175
Futures contracts, purchased	47,518,648
Futures contracts, sold	1,483,406
Centrally cleared interest rate swaps, long	24,549
Credit default swaps, long	73

Notes to Schedule of Investments (unaudited)

LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the year ended January 31, 2018 is

$37,629,460, which represents 13.2% of net assets.

¤	Zero coupon bond.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2018.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Corporate Bonds	$—	$269,663,513	$—
Mortgage-Backed Securities	—	1,188,741	—
Certificates of Deposit	—	2,800,000	—
Commercial Paper	—	26,995,214	—

Total Investments in Securities	$—	$300,647,468	$—

Other Financial Instruments(a):
Variation Margin Receivable	$84,469	$75,155	$—

Total Assets	$84,469	$300,722,623	$—

Liabilities Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$—	$1,912,679	$—
Variation Margin Payable	7,838	—	—

Total Liabilities	$7,838	$1,912,679	$—

(a)

Other financial instruments include forward foreign currency exchange, futures, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, and centrally cleared interest rate swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date.

Organization and Significant Accounting Policies

Janus Henderson Short Duration Income ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers nine Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks to provide a steady income stream with capital preservation across various market cycles. The Fund seeks to consistently outperform the LIBOR 3-month rate by a moderate amount through various market cycles while at the same time providing low volatility. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the "Valuation Inputs Summary" in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund,does not isolate, that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and foreign currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, options, and swaps. Each derivative instrument that was held by the Fund during the period ended January 31, 2018 is discussed in further detail below.

The Fund may use derivative instruments for risk management purposes or as part of its investment strategies. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to take a positive outlook on the related currency. These forward contracts seek to increase exposure to currency risk.

During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period, the Fund has entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to take a negative outlook on the related currency. These forward contracts seek to increase exposure to currency risk.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts on commodities are valued at the settlement price on valuation date on the commodities exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used. Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures option merchant.

With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.

During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member.

Index swaps, interest rate swaps, and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.

The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.

As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.

As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.

The Fund may invest in single-name credit default swaps (“CDS”) to buy or sell credit protection to hedge its credit exposure, gain issuer exposure without owning the underlying security, or increase the Fund’s total return. Single-name CDS enable the Fund to buy or sell protection against a credit event of a specific issuer. When the Fund buys a single-name CDS, the Fund will receive a return on its investment only in the event of a credit event, such as default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). If a single-name CDS transaction is particularly large, or if the relevant market is illiquid, it may not be possible for the Fund to initiate a single-name CDS transaction or to liquidate its position at an advantageous time or price, which may result in significant losses. Moreover, the Fund bears the risk of loss of the amount expected to be received under a single-name CDS in the event of the default or bankruptcy of the counterparty. The risks associated with cleared single-name CDS may be lower than that for uncleared single-name CDS because for cleared single-name CDS, the counterparty is a clearinghouse (to the extent such a trading market is available). However, there can be no assurance that a clearinghouse or its members will satisfy their obligations to the Fund.

The Fund’s use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps may result in potential losses if interest rates do not move as expected or if the counterparties are unable to satisfy their obligations. Interest rate swaps are generally entered into on a net basis. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make.

During the period, the Fund entered into interest rate swaps paying a floating interest rate and receiving a fixed interest rate in order to increase interest rate risk (duration) exposure. As interest rates fall, the Fund benefits by paying a lower future floating rate, while receiving a fixed rate that has not decreased.

Additional Investment Risk

The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world.

Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/ or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital Management LLC ("Janus Capital" or "Janus") believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Mortgage and Asset-Backed Securities

The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government. Historically, Fannie Mae and Freddie Mac securities were not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment of the principal of underlying loans at a faster pace than expected is known as “prepayment risk,” and may shorten the effective maturities of these securities. This may result in the Fund having to reinvest proceeds at a lower interest rate. Mortgage and asset-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. In addition to prepayment risk, investments in mortgage-backed securities, particularly those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than other mortgage- and asset-backed securities. Mortgage and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing the Fund’s sensitivity to interest rate changes and causing its price to decline.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to January 31, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Small Cap Growth Alpha ETF

Schedule of Investments (unaudited)

January 31, 2018

	Shares	Value

Common Stocks - 99.9%
Aerospace & Defense - 2.5%
Axon Enterprise, Inc.*	1,669	$44,162
HEICO Corp.	3,010	241,763

		285,925
Airlines - 2.1%
Allegiant Travel Co.	506	80,580
Hawaiian Holdings, Inc.	1,656	61,852
Spirit Airlines, Inc.*	2,188	92,159

		234,591
Auto Components - 1.2%
Dorman Products, Inc.*	569	42,926
Fox Factory Holding Corp.*	632	24,237
Gentherm, Inc.*	618	19,776
LCI Industries	420	46,305

		133,244
Automobiles - 0.2%
Winnebago Industries, Inc.	536	24,361
Beverages - 0.5%
National Beverage Corp.	546	60,317
Biotechnology - 2.1%
AMAG Pharmaceuticals, Inc.*	2,505	35,947
MiMedx Group, Inc.*,#	7,863	131,705
Xencor, Inc.*	3,326	75,700

		243,352
Building Products - 4.4%
AAON, Inc.	1,656	60,278
American Woodmark Corp.*	512	69,555
Apogee Enterprises, Inc.	905	41,187
Builders FirstSource, Inc.*	3,562	76,298
Patrick Industries, Inc.*	792	50,728
PGT Innovations, Inc.*	1,566	24,978
Trex Co., Inc.*	928	103,555
Universal Forest Products, Inc.	1,930	72,047

		498,626
Capital Markets - 1.4%
Diamond Hill Investment Group, Inc.	63	13,253
Evercore, Inc. - Class A	691	69,480
Houlihan Lokey, Inc.	476	22,705
Moelis & Co. - Class A	596	30,813
WisdomTree Investments, Inc.	2,449	28,384

		164,635
Chemicals - 3.0%
Balchem Corp.	1,856	146,624
Chase Corp.	542	60,894
GCP Applied Technologies, Inc.*	4,154	138,743

		346,261
Commercial Banks - 4.2%
Ameris Bancorp	665	35,611
Banc of California, Inc.	895	17,632
Bank of Princeton*	107	3,504
Bankwell Financial Group, Inc.	140	4,676
Banner Corp.	585	31,789

Byline Bancorp, Inc.*	525	11,744
CenterState Bank Corp.	1,074	27,913
Customers Bancorp, Inc.*	552	16,919
Eagle Bancorp, Inc.*	612	38,556
FB Financial Corp.*	545	23,043
Fidelity Southern Corp.	480	11,501
Franklin Financial Network, Inc.*	236	7,611
Guaranty Bancshares, Inc.	197	6,237
	Shares	Value

Common Stocks - (continued)
Commercial Banks - (continued)
Hilltop Holdings, Inc.	1,716	$44,942
LegacyTexas Financial Group, Inc.	858	37,786
National Commerce Corp.*	263	11,927
Nicolet Bankshares, Inc.*	176	9,555
Opus Bank	613	16,612
People's Utah Bancorp	322	10,175
Reliant Bancorp, Inc.	163	3,912
ServisFirst Bancshares, Inc.	948	40,214
South State Corp.	525	46,515
Triumph Bancorp, Inc.*	373	14,361
Veritex Holdings, Inc.*	406	11,575

		484,310
Commercial Services & Supplies - 0.5%
Hudson Technologies, Inc.*	1,327	8,334
Multi-Color Corp.	645	49,987

		58,321
Communications Equipment - 8.3%
Acacia Communications, Inc.*,#	3,133	115,639
Applied Optoelectronics, Inc.*,#	1,544	50,010
Finisar Corp.*	9,063	162,772
InterDigital, Inc.	2,764	215,730
Ubiquiti Networks, Inc.*,#	4,976	401,414

		945,565
Computers & Peripherals - 0.3%
USA Technologies, Inc.*	4,268	36,065
Construction & Engineering - 1.8%
Argan, Inc.	489	21,320
Comfort Systems USA, Inc.	1,171	49,885
Dycom Industries, Inc.*	975	113,792
Goldfield Corp.*	802	3,970
NV5 Global, Inc.*	339	16,526

		205,493
Diversified Consumer Services - 0.2%
Collectors Universe, Inc.	150	4,158
Laureate Education, Inc. - Class A *	922	13,277

		17,435
Electrical Equipment - 0.2%
TPI Composites, Inc.*	1,074	21,566
Electronic Equipment & Instruments - 2.7%
Airgain, Inc.*	762	7,452
Control4 Corp.*	2,012	54,545
ePlus, Inc.*	1,128	87,082
Kimball Electronics, Inc.*	2,136	39,516
Methode Electronics, Inc.	2,930	119,691

		308,286
Equity Real Estate Investment Trusts (REITs) - 1.8%
CareTrust, Inc.	1,307	20,768

Chatham Lodging Trust	781	17,494
Chesapeake Lodging Trust	1,034	28,301
Easterly Government Properties, Inc.	755	15,727
Independence Realty Trust, Inc.	1,437	13,206
Jernigan Capital, Inc.	246	4,364
Pebblebrook Hotel Trust	1,188	46,332
Summit Hotel Properties, Inc.	1,796	27,820
Terreno Realty Corp.	939	33,428

		207,440
Food & Staples Retailing - 0.4%
Sprouts Farmers Market, Inc.*	1,561	43,599
	Shares	Value

Common Stocks - (continued)
Food Products - 0.8%
Blue Buffalo Pet Products, Inc.*	2,291	$77,848
Calavo Growers, Inc.	206	17,922

		95,770
Health Care Equipment & Supplies - 11.6%
Abaxis, Inc.	1,606	115,070
Anika Therapeutics, Inc.*	1,038	69,255
Glaukos Corp.*	2,448	73,465
Globus Medical, Inc. - Class A *	5,132	236,277
ICU Medical, Inc.*	1,427	326,712
Inogen, Inc.*	1,477	179,958
LeMaitre Vascular, Inc.	1,364	47,467
Natus Medical, Inc.*	2,205	68,465
Neogen Corp.*	3,609	213,039

		1,329,708
Health Care Providers & Services - 4.4%
Addus HomeCare Corp.*	821	29,433
AMN Healthcare Services, Inc.*	3,382	181,444
HealthEquity, Inc.*	4,284	216,856
National Research Corp. - Class A	1,869	70,368

		498,101
Health Care Technology - 0.2%
Simulations Plus, Inc.	1,224	19,768
Hotels, Restaurants & Leisure - 4.3%
BJ's Restaurants, Inc.	349	13,175
Bojangles', Inc.*	622	7,619
Buffalo Wild Wings, Inc.*	262	41,134
Cheesecake Factory, Inc.	772	37,975
Churchill Downs, Inc.	259	67,081
Chuy's Holdings, Inc.*	286	7,579
Dave & Buster's Entertainment, Inc.*	692	32,524
Habit Restaurants, Inc. - Class A *	343	3,001
Hilton Grand Vacations, Inc.*	1,669	75,055
ILG, Inc.	2,092	65,710
Monarch Casino & Resort, Inc.*	299	13,622
Papa John's International, Inc.	592	38,415
Planet Fitness, Inc. - Class A *	1,446	48,817
Shake Shack, Inc. - Class A *	442	19,320
Wingstop, Inc.	489	23,648

		494,675
Household Durables - 1.2%
AV Homes, Inc.*	379	6,405
Century Communities, Inc.*	466	14,726
Hooker Furniture Corp.	196	7,281
Installed Building Products, Inc.*	536	38,565
LGI Homes, Inc.*	366	24,771

M/I Homes, Inc.*	463	14,974
Taylor Morrison Home Corp. - Class A *	1,387	35,271

		141,993
Insurance - 1.3%
AmTrust Financial Services, Inc.	3,506	47,050
Federated National Holding Co.	233	3,455
Health Insurance Innovations, Inc. - Class A *	227	5,891
Heritage Insurance Holdings, Inc.	436	7,425
Investors Title Co.	34	6,613
Kingstone Cos., Inc.	189	3,960
Kinsale Capital Group, Inc.	376	17,943
National General Holdings Corp.	1,909	38,218
Universal Insurance Holdings, Inc.	615	18,081

		148,636
	Shares	Value

Common Stocks - (continued)
Internet & Catalog Retail - 0.5%
1-800-Flowers.com, Inc. - Class A *	609	$6,349
Duluth Holdings, Inc. - Class B *,#	489	8,611
Liberty Expedia Holdings, Inc. - Class A *	965	45,249

		60,209
Internet Software & Services - 6.7%
CommerceHub, Inc. - Series C *	3,475	67,033
GTT Communications, Inc.*	3,459	159,633
Match Group, Inc.*,#	5,033	175,853
Meet Group, Inc.*	5,715	15,773
NIC, Inc.	5,275	87,565
Shutterstock, Inc.*	2,760	122,158
Trade Desk, Inc. - Class A *	2,351	113,976
Veritone, Inc.*	1,267	22,489

		764,480
IT Services - 2.8%
ExlService Holdings, Inc.*	2,700	164,025
Luxoft Holding, Inc.*	2,681	154,292

		318,317
Leisure Equipment & Products - 0.4%
American Outdoor Brands Corp.*	911	10,868
Escalade, Inc.	243	3,123
Malibu Boats, Inc. - Class A *	343	11,408
MCBC Holdings, Inc.*	313	7,565
Sturm Ruger & Co., Inc.	293	15,515

		48,479
Life Sciences Tools & Services - 1.2%
Cambrex Corp.*	2,321	130,788
Machinery - 0.8%
Proto Labs, Inc.*	841	91,963
Media - 0.4%
Meredith Corp.	735	48,613
Metals & Mining - 1.5%
Worthington Industries, Inc.	3,652	170,768
Mortgate Real Estate Investment Trusts (REITs) - 0.2%
Cherry Hill Mortgage Investment Corp.	227	3,850
Great Ajax Corp.	326	4,355
Sutherland Asset Management Corp.	572	8,294

		16,499
Oil, Gas & Consumable Fuels - 1.0%
Antero Midstream GP LP#	1,763	37,129
Cheniere Energy Partners LP Holdings LLC	2,196	62,520

DHT Holdings, Inc.	1,347	4,661
Energy XXI Gulf Coast, Inc.*	316	2,120
Evolution Petroleum Corp.	313	2,394

		108,824
Paper & Forest Products - 0.8%
Neenah, Inc.	975	88,237
Personal Products - 0.2%
Natural Health Trends Corp.	133	2,144
USANA Health Sciences, Inc.*	283	21,126

		23,270
Pharmaceuticals - 2.9%
Akorn, Inc.*	8,857	285,373
Phibro Animal Health Corp. - Class A	1,387	47,227

		332,600
Professional Services - 1.7%
Barrett Business Services, Inc.	229	15,959
BG Staffing, Inc.	273	4,335
Insperity, Inc.	1,316	80,605
	Shares	Value

Common Stocks - (continued)
Professional Services - (continued)
TriNet Group, Inc.*	2,188	$95,988

		196,887
Real Estate Management & Development - 0.2%
Marcus & Millichap, Inc.*	656	21,418
Semiconductors & Semiconductor Equipment - 4.7%
Ambarella, Inc.*,#	2,644	133,258
Cabot Microelectronics Corp.	2,019	205,716
Ichor Holdings Ltd.*	2,033	64,893
MaxLinear, Inc.*	5,329	137,435

		541,302
Software - 8.5%
Barracuda Networks, Inc.*	4,268	117,583
Ebix, Inc.	2,505	205,660
Globant SA*	2,794	126,959
Mitek Systems, Inc.*	2,685	20,943
Pegasystems, Inc.	6,196	315,067
Qualys, Inc.*	3,017	188,563

		974,775
Specialty Retail - 2.4%
Asbury Automotive Group, Inc.*	352	25,573
Boot Barn Holdings, Inc.*	449	7,871
Camping World Holdings, Inc. - Class A	615	27,521
Five Below, Inc.*	931	60,450
Francesca's Holdings Corp.*	619	3,609
Lithia Motors, Inc. - Class A	406	50,734
MarineMax, Inc.*	399	9,157
Penske Automotive Group, Inc.	1,446	75,466
Winmark Corp.	64	8,576

		268,957
Textiles, Apparel & Luxury Goods - 0.1%
Culp, Inc.	210	6,678
Superior Uniform Group, Inc.	249	5,866

		12,544
Thrifts & Mortgage Finance - 0.8%
BofI Holding, Inc.*	1,138	40,934
FS Bancorp, Inc.	67	3,842

HomeStreet, Inc.*	482	14,195
NMI Holdings, Inc. - Class A *	1,074	19,708
PennyMac Financial Services, Inc. - Class A *	416	9,235

87,914
Trading Companies & Distributors - 0.5%
BMC Stock Holdings, Inc.*	2,115	47,376
Huttig Building Products, Inc.*	815	5,754

53,130

Total Common Stocks (cost $10,227,650)	11,408,017

Investment Companies - 7.1%
Investments Purchased with Cash Collateral from Securities Lending - 7.1%
Janus Cash Collateral Fund LLC, 1.2835% ºº,£	809,747	809,747
Money Markets - 0.0%
State Street Institutional U.S. Government Money Market Fund, 1.2435%ºº	1,577	1,577

Total Investment Companies (cost $811,324)	811,324

Total Investments (total cost $11,038,974) - 107.0%	12,219,341

Liabilities, net of Cash, Receivables and Other Assets - (7.0%)	(795,403)

Net Assets - 100%	$11,423,938

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$11,933,429	97.7%
Switzerland	154,292	1.3
Luxembourg	126,959	1.0
Bermuda	4,661	0.0
Total	$12,219,341	100.0%

Schedules of Affiliated Investments — (% of Net Assets)
Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 1/31/18
Investment Companies — 7.1%
Investments Purchased with Cash Collateral from Securities Lending — 7.1%
Janus Cash Collateral Fund LLC, 1.2835%ºº	19,782∆	$—	$—	$809,747

Share Balance at 10/31/17	Purchases	Sales	Share Balance at 1/31/18
Investment Companies — 7.1%
Investments Purchased with Cash Collateral from Securities Lending — 7.1%
Janus Cash Collateral Fund LLC, 1.2835%ºº	396,201	1,926,421	(1,512,875)	809,747

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership

*	Non-income producing security.
#	Loaned security; a portion of the security is on loan at January 31, 2018.
ºº	Rate shown is the 7-day yield as of January 31, 2018.
£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2018.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks	$11,408,017	$—	$—
Investment Companies	1,577	809,747	—

Total Assets	$11,409,594	$809,747	$—

Organization and Significant Accounting Policies

Janus Henderson Small Cap Growth Alpha ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers nine Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus Small Cap Growth Alpha Index (the “Underlying Index”). The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the "Valuation Inputs Summary" in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate, that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and foreign currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/ or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital Management LLC ("Janus Capital" or "Janus") believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Fund may invest in equity securities of real estate-related companiesto the extent such securities are included in the Underlying Index. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks,preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to January 31, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Small/Mid Cap Growth Alpha ETF

Schedule of Investments (unaudited)

January 31, 2018

	Shares	Value

Common Stocks - 100.0%
Aerospace & Defense - 1.7%
Axon Enterprise, Inc.*	2,789	$73,797
HEICO Corp.	5,030	404,010

		477,807
Airlines - 2.6%
Allegiant Travel Co.	849	135,204
Hawaiian Holdings, Inc.	2,766	103,310
JetBlue Airways Corp.*	16,914	352,826
Spirit Airlines, Inc.*	3,660	154,159

		745,499
Auto Components - 0.9%
Dorman Products, Inc.*	606	45,716
Fox Factory Holding Corp.*	674	25,848
Gentex Corp.	5,100	120,768
Gentherm, Inc.*	659	21,088
LCI Industries	447	49,282

		262,702
Automobiles - 0.5%
Thor Industries, Inc.	947	129,417
Winnebago Industries, Inc.	568	25,816

		155,233
Beverages - 0.4%
National Beverage Corp.	947	104,615
Biotechnology - 4.1%
Bioverativ, Inc.*	6,418	661,439
MiMedx Group, Inc.*,#	6,593	110,433
United Therapeutics Corp.*	2,569	331,401
Xencor, Inc.*	2,789	63,477

		1,166,750
Building Products - 1.3%
AAON, Inc.	2,766	100,683
Patrick Industries, Inc.*	1,326	84,930
Trex Co., Inc.*	1,553	173,299

		358,912
Capital Markets - 1.6%
Diamond Hill Investment Group, Inc.	61	12,832
Evercore, Inc. - Class A	690	69,379
FactSet Research Systems, Inc.	697	139,881
Financial Engines, Inc.	1,129	32,120
Houlihan Lokey, Inc.	470	22,419
MarketAxess Holdings, Inc.	667	130,872
Moelis & Co. - Class A	591	30,555
WisdomTree Investments, Inc.	2,440	28,280

		466,338
Chemicals - 2.6%
Chase Corp.	811	91,116
GCP Applied Technologies, Inc.*	6,176	206,278
Valvoline, Inc.	17,467	430,562

		727,956
Commercial Banks - 3.8%
Allegiance Bancshares, Inc.*	235	9,494
Ameris Bancorp	659	35,289

Banc of California, Inc.	894	17,612
Bank of Princeton*	106	3,472
Bank of the Ozarks, Inc.	2,296	114,685
Bankwell Financial Group, Inc.	136	4,542
Banner Corp.	583	31,680
Byline Bancorp, Inc.*	523	11,700
CenterState Bank Corp.	1,068	27,757
Customers Bancorp, Inc.*	546	16,735
	Shares	Value

Common Stocks - (continued)
Commercial Banks - (continued)
Eagle Bancorp, Inc.*	606	$38,178
FB Financial Corp.*	546	23,085
Fidelity Southern Corp.	477	11,429
Franklin Financial Network, Inc.*	235	7,579
Guaranty Bancshares, Inc.	197	6,237
Hilltop Holdings, Inc.	1,705	44,654
Home BancShares, Inc.	3,092	74,239
Independent Bank Group, Inc.	493	35,373
National Commerce Corp.*	265	12,018
Nicolet Bankshares, Inc.*	174	9,446
Opus Bank	614	16,639
PacWest Bancorp	2,296	120,379
People's Utah Bancorp	318	10,049
Pinnacle Financial Partners, Inc.	1,379	87,291
Reliant Bancorp, Inc.	159	3,816
ServisFirst Bancshares, Inc.	940	39,875
Signature Bank*	955	147,070
Triumph Bancorp, Inc.*	371	14,283
Western Alliance Bancorp*	1,879	110,222

		1,084,828
Commercial Services & Supplies - 4.7%
Copart, Inc.*	12,200	537,654
Healthcare Services Group, Inc.	3,865	213,271
Hudson Technologies, Inc.*	2,220	13,942
Rollins, Inc.	11,495	567,163

		1,332,030
Communications Equipment - 6.8%
Acacia Communications, Inc.*,#	1,940	71,605
Applied Optoelectronics, Inc.*	955	30,932
Arista Networks, Inc.*	3,463	955,165
F5 Networks, Inc.*	3,084	445,761
InterDigital, Inc.	1,713	133,700
Ubiquiti Networks, Inc.*,#	3,834	309,289

		1,946,452
Construction & Engineering - 1.2%
Argan, Inc.	818	35,665
Comfort Systems USA, Inc.	1,955	83,283
Dycom Industries, Inc.*	1,629	190,120
Goldfield Corp.*	1,341	6,638
NV5 Global, Inc.*	568	27,690

		343,396
Construction Materials - 1.7%
Eagle Materials, Inc.	4,190	469,490
Consumer Finance - 0.4%
Credit Acceptance Corp.*	341	112,431
Diversified Consumer Services - 0.3%
Grand Canyon Education, Inc.*	864	80,343

Laureate Education, Inc. - Class A *	985	14,184

		94,527
Electrical Equipment - 1.3%
Acuity Brands, Inc.	2,220	342,857
TPI Composites, Inc.*	1,796	36,063

		378,920
Electronic Equipment & Instruments - 1.9%
Airgain, Inc.*	470	4,597
ePlus, Inc.*	697	53,808
Kimball Electronics, Inc.*	1,319	24,401
Methode Electronics, Inc.	1,811	73,979
	Shares	Value

Common Stocks - (continued)
Electronic Equipment & Instruments - (continued)
Universal Display Corp.	2,319	$369,649

		526,434
Equity Real Estate Investment Trusts (REITs) - 1.8%
CareTrust, Inc.	871	13,840
Chatham Lodging Trust	523	11,715
Chesapeake Lodging Trust	690	18,885
CoreSite Realty Corp.	394	42,678
Healthcare Trust of America, Inc. - Class A	2,349	64,856
Hudson Pacific Properties, Inc.	1,781	56,939
Jernigan Capital, Inc.	167	2,963
Medical Properties Trust, Inc.	4,183	54,714
National Health Investors, Inc.	477	33,643
Pebblebrook Hotel Trust	788	30,732
STORE Capital Corp.	2,182	53,481
Summit Hotel Properties, Inc.	1,197	18,541
Sun Communities, Inc.	909	80,756
Terreno Realty Corp.	629	22,392

		506,135
Food & Staples Retailing - 0.3%
Sprouts Farmers Market, Inc.*	2,705	75,551
Food Products - 1.2%
Blue Buffalo Pet Products, Inc.*	3,978	135,172
Calavo Growers, Inc.	356	30,972
Lamb Weston Holdings, Inc.	2,978	174,511

		340,655
Health Care Equipment & Supplies - 8.5%
Abaxis, Inc.	1,349	96,656
ABIOMED, Inc.*	2,622	616,170
Anika Therapeutics, Inc.*	871	58,113
Cantel Medical Corp.	2,486	275,772
Glaukos Corp.*	2,054	61,640
Globus Medical, Inc. - Class A *	4,304	198,156
Inogen, Inc.*	1,243	151,447
LeMaitre Vascular, Inc.	1,144	39,811
Masimo Corp.*	3,069	289,223
Neogen Corp.*	3,030	178,861
West Pharmaceutical Services, Inc.	4,410	441,882

		2,407,731
Health Care Providers & Services - 3.0%
Acadia Healthcare Co., Inc.*	5,213	177,659
AMN Healthcare Services, Inc.*	2,834	152,044
HealthEquity, Inc.*	3,592	181,827
Mednax, Inc.*	5,562	293,729

National Research Corp. - Class A	1,569	59,073

		864,332
Health Care Technology - 1.6%
Simulations Plus, Inc.	1,023	16,522
Veeva Systems, Inc. - Class A *	6,797	427,259

		443,781
Hotels, Restaurants & Leisure - 2.4%
BJ's Restaurants, Inc.	371	14,005
Bojangles', Inc.*	667	8,171
Buffalo Wild Wings, Inc.*	280	43,960
Cheesecake Factory, Inc.	818	40,237
Chuy's Holdings, Inc.*	303	8,030
Dave & Buster's Entertainment, Inc.*	735	34,545
Habit Restaurants, Inc. - Class A *	364	3,185
Hilton Grand Vacations, Inc.*	1,781	80,092
ILG, Inc.	2,228	69,981
Monarch Casino & Resort, Inc.*	318	14,488
	Shares	Value

Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
Nathan's Famous, Inc.	76	$5,426
Papa John's International, Inc.	629	40,816
Planet Fitness, Inc. - Class A *	1,538	51,923
Shake Shack, Inc. - Class A *	470	20,544
Texas Roadhouse, Inc.	1,273	74,751
Vail Resorts, Inc.	727	158,893
Wingstop, Inc.	523	25,292

		694,339
Household Durables - 0.5%
AV Homes, Inc.*	402	6,794
Century Communities, Inc.*	493	15,579
Hooker Furniture Corp.	205	7,616
Installed Building Products, Inc.*	568	40,867
LGI Homes, Inc.*	394	26,666
M/I Homes, Inc.*	493	15,944
Taylor Morrison Home Corp. - Class A *	1,478	37,585

		151,051
Insurance - 0.9%
AmTrust Financial Services, Inc.	3,486	46,782
First American Financial Corp.	1,970	116,368
Health Insurance Innovations, Inc. - Class A *	227	5,891
Heritage Insurance Holdings, Inc.	432	7,357
Investors Title Co.	30	5,835
Kingstone Cos., Inc.	189	3,959
Kinsale Capital Group, Inc.	371	17,704
National General Holdings Corp.	1,902	38,078
Universal Insurance Holdings, Inc.	614	18,052

		260,026
Internet & Catalog Retail - 0.2%
Duluth Holdings, Inc. - Class B *,#	523	9,210
Liberty Expedia Holdings, Inc. - Class A *	1,031	48,344

		57,554
Internet Software & Services - 4.0%
CommerceHub, Inc. - Series C *	2,152	41,512
GrubHub, Inc.*	4,274	308,797
GTT Communications, Inc.*	2,145	98,992
j2 Global, Inc.	2,387	190,936
Match Group, Inc.*	3,114	108,803

NIC, Inc.	3,266	54,216
Shutterstock, Inc.*	1,705	75,463
Stamps.com, Inc.*,#	864	176,126
Trade Desk, Inc. - Class A *	1,455	70,538
Veritone, Inc.*	788	13,987

		1,139,370
IT Services - 6.0%
CSRA, Inc.	8,070	268,570
EPAM Systems, Inc.*	2,599	305,330
Euronet Worldwide, Inc.*	2,599	243,968
ExlService Holdings, Inc.*	1,675	101,756
Jack Henry & Associates, Inc.	3,804	474,207
Luxoft Holding, Inc.*	1,660	95,533
MAXIMUS, Inc.	3,213	219,062

		1,708,426
Leisure Equipment & Products - 0.1%
American Outdoor Brands Corp.*	970	11,572
Malibu Boats, Inc. - Class A *	364	12,107
MCBC Holdings, Inc.*	333	8,048

		31,727
	Shares	Value

Common Stocks - (continued)
Life Sciences Tools & Services - 2.5%
Cambrex Corp.*	1,947	$109,713
ICON PLC*	3,213	351,888
Syneos Health, Inc.*	6,199	237,732

		699,333
Machinery - 2.0%
Middleby Corp.*	2,948	401,694
Proto Labs, Inc.*	1,402	153,309

		555,003
Media - 2.9%
AMC Networks, Inc. - Class A *	902	46,534
Cable One, Inc.	106	74,839
Nexstar Media Group, Inc. - Class A	818	61,432
Scripps Networks Interactive, Inc. - Class A	1,728	152,047
Sirius XM Holdings, Inc.#	82,514	504,160

		839,012
Mortgate Real Estate Investment Trusts (REITs) - 0.4%
New Residential Investment Corp.	5,471	94,594
Sutherland Asset Management Corp.	568	8,236

		102,830
Oil, Gas & Consumable Fuels - 0.9%
Antero Midstream GP LP#	4,122	86,809
Cheniere Energy Partners LP Holdings LLC	5,130	146,051
DHT Holdings, Inc.	3,152	10,906
Energy XXI Gulf Coast, Inc.*	735	4,932
Evolution Petroleum Corp.	735	5,623

		254,321
Paper & Forest Products - 0.5%
Neenah, Inc.	1,447	130,954
Personal Products - 0.1%
Natural Health Trends Corp.	227	3,659
USANA Health Sciences, Inc.*	485	36,206

		39,865
Pharmaceuticals - 1.0%
Akorn, Inc.*	7,426	239,266

Phibro Animal Health Corp. - Class A	1,159	39,464

		278,730
Professional Services - 0.7%
Barrett Business Services, Inc.	386	26,900
BG Staffing, Inc.	455	7,226
TriNet Group, Inc.*	3,660	160,564

		194,690
Real Estate Management & Development - 0.1%
Marcus & Millichap, Inc.*	440	14,366
Road & Rail - 1.3%
AMERCO	1,031	376,397
Semiconductors & Semiconductor Equipment - 2.8%
Ambarella, Inc.*,#	1,637	82,505
Cirrus Logic, Inc.*	3,137	155,501
Ichor Holdings Ltd.*	1,258	40,155
MaxLinear, Inc.*	3,296	85,004
Monolithic Power Systems, Inc.	2,046	243,719
Versum Materials, Inc.	5,357	197,138

		804,022
Software - 9.0%
Barracuda Networks, Inc.*	2,645	72,870
Ebix, Inc.	1,553	127,501
Ellie Mae, Inc.*	1,705	159,418
Globant SA*	1,728	78,520
Manhattan Associates, Inc.*	3,395	179,324
	Shares	Value

Common Stocks - (continued)
Software - (continued)
Paycom Software, Inc.*	2,872	$263,190
Pegasystems, Inc.	3,834	194,959
Qualys, Inc.*	1,872	117,000
Tyler Technologies, Inc.*	1,849	372,592
Ultimate Software Group, Inc.*	1,470	342,348
VMware, Inc. - Class A *,#	5,365	664,133

		2,571,855
Specialty Retail - 2.8%
Asbury Automotive Group, Inc.*	371	26,953
Boot Barn Holdings, Inc.*	477	8,362
Burlington Stores, Inc.*	1,228	149,460
Camping World Holdings, Inc. - Class A	659	29,490
Five Below, Inc.*	993	64,476
Foot Locker, Inc.	2,228	109,506
Francesca's Holdings Corp.*	659	3,842
Lithia Motors, Inc. - Class A	432	53,983
Michaels Cos., Inc.*	3,251	87,354
Penske Automotive Group, Inc.	1,538	80,268
Tractor Supply Co.	2,258	172,173
Winmark Corp.	68	9,112

		794,979
Textiles, Apparel & Luxury Goods - 1.7%
Carter's, Inc.	849	102,135
Culp, Inc.	220	6,996
Michael Kors Holdings Ltd.*	2,728	180,048
Skechers U.S.A., Inc. - Class A *	2,402	98,938
Superior Uniform Group, Inc.	265	6,243
Under Armour, Inc. - Class A *,#	6,858	95,052

		489,412

Thrifts & Mortgage Finance - 0.6%
BofI Holding, Inc.*	1,137	40,898
Essent Group Ltd.*	1,750	81,410
FS Bancorp, Inc.	68	3,900
HomeStreet, Inc.*	477	14,048
NMI Holdings, Inc. - Class A *	1,068	19,598
PennyMac Financial Services, Inc. - Class A *	417	9,257

		169,111
Trading Companies & Distributors - 2.4%
Air Lease Corp.	5,448	264,882
BMC Stock Holdings, Inc.*	3,539	79,273
Watsco, Inc.	1,887	339,264

		683,419

Total Common Stocks (cost $23,856,094)		28,433,297

Investment Companies - 4.6%
Investments Purchased with Cash Collateral from Securities Lending - 4.6%
Janus Cash Collateral Fund LLC, 1.2835% ºº,£	1,324,838	1,324,838

Total Investments (total cost $25,180,932) - 104.6%		29,758,135

Liabilities, net of Cash, Receivables and Other Assets - (4.6%)		(1,318,036)

Net Assets - 100%		$28,440,099

Summary of Investments by Country - (Long Positions) (unaudited)
Country			Value	% of Investment Securities
United States			$29,041,240	97.6%
Ireland			351,888	1.2
United Kingdom			180,048	0.6
Switzerland			95,533	0.3
Luxembourg			78,520	0.3
Bermuda			10,906	0.0
Total			$29,758,135	100.0%

Schedules of Affiliated Investments — (% of Net Assets)
	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 1/31/18
Investment Companies — 4.6%
Investments Purchased with Cash Collateral from Securities Lending — 4.6%
Janus Cash Collateral Fund LLC, 1.2835%ºº	$17,386∆	$—	$—	$1,324,838

	Share Balance at 10/31/17	Purchases	Sales	Share Balance at 1/31/18
Investment Companies — 4.6%
Investments Purchased with Cash Collateral from Securities Lending — 4.6%
Janus Cash Collateral Fund LLC, 1.2835%ºº	1,290,848	2,642,057	(2,608,067)	1,324,838

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.
#	Loaned security; a portion of the security is on loan at January 31, 2018.
ºº	Rate shown is the 7-day yield as of January 31, 2018.
£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2018.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks	$28,433,297	$—	$—
Investment Companies	—	1,324,838	—

Total Assets	$28,433,297	$1,324,838	$—

Organization and Significant Accounting Policies

Janus Henderson Small/Mid Cap Growth Alpha ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers nine Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus Henderson Small/Mid Cap Growth Alpha Index (the “Underlying Index”). The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the "Valuation Inputs Summary" in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate, that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and foreign currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/ or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital Management LLC ("Janus Capital" or "Janus") believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Fund may invest in equity securities of real estate-related companies to the extent such securities are included in the Underlying Index. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to January 31, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Velocity Tail Risk Hedged Large Cap ETF

Schedule of Investments (unaudited)

January 31, 2018

Shares	Value

Investment Companies - 100.3%
Exchange-Traded Funds (ETFs) - 85.0%
iShares Core S&P 500#	14,701	$4,177,289
SPDR S&P 500 Trust	14,809	4,174,657
Vanguard S&P 500	16,115	4,173,624

12,525,570
Investments Purchased with Cash Collateral from Securities Lending - 7.1%
Janus Cash Collateral Fund LLC, 1.2835%ºº, £	1,042,200	1,042,200

Money Markets - 8.2%
State Street Institutional U.S. Government Money Market Fund, 1.2435%ºº	1,212,644	1,212,644

Total Investments (total cost $11,625,395) - 100.3%	14,780,414

Liabilities, net of Cash, Receivables and Other Assets - (0.3%)	(37,894)

Net Assets - 100%	$14,742,520

Schedules of Affiliated Investments — (% of Net Assets)
Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 1/31/18
Investment Companies — 7.1%
Investments Purchased with Cash Collateral from Securities Lending — 7.1%

Janus Cash Collateral Fund LLC, 1.2835%ºº	$140∆	$—	$—	$1,042,200

Share Balance at 10/31/17	Purchases	Sales	Share Balance at 1/31/18
Investment Companies — 7.1%
Investments Purchased with Cash Collateral from Securities Lending — 7.1%

Janus Cash Collateral Fund LLC, 1.2835%ºº	—	4,245,950	(3,203,750)	1,042,200

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Fund	Return Received by the Fund	Payment Frequency	Termination Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas S.A.: 1.970%	S&P 500 VIX Futures Variable Long/Short Index	Monthly	2/1/18	$51,000 USD	$(15,515)
1.970	S&P 500 VIX Futures Variable Long/Short Index	Monthly	5/1/18	109,000 USD	(28,994)
1.970	S&P 500 VIX Futures Variable Long/Short Index	Monthly	7/2/18	208,000 USD	(43,134)
1.970	S&P 500 VIX Futures Variable Long/Short Index	Monthly	7/2/18	200,500 USD	(41,576)
1.970	S&P 500 VIX Futures Variable Long/Short Index	Monthly	7/2/18	175,000 USD	(37,961)
1.970	S&P 500 VIX Futures Variable Long/Short Index	Monthly	8/1/18	47,000 USD	(9,729)
1.970	S&P 500 VIX Futures Variable Long/Short Index	Monthly	10/1/18	76,000 USD	(17,176)
1.970	S&P 500 VIX Futures Variable Long/Short Index	Monthly	10/31/18	17,000 USD	(3,547)
1.970	S&P 500 VIX Futures Variable Long/Short Index	Monthly	11/30/18	100,000 USD	(18,848)
1.970	S&P 500 VIX Futures Variable Long/Short Index	Monthly	1/2/19	140,000 USD	(18,595)
1.970	S&P 500 VIX Futures Variable Long/Short Index	Monthly	1/2/19	19,500 USD	(2,676)
1.970	S&P 500 VIX Futures Variable Long/Short Index	Monthly	1/30/19	72,000 USD	(9,502)
1.970	S&P 500 VIX Futures Variable Long/Short Index	Monthly	2/28/19	198,000 USD	(6,586)
1.970	S&P 500 VIX Futures Variable Long/Short Index	Monthly	4/30/19	103,000 USD	(1,028)
1.970	S&P 500 VIX Futures Variable Long/Short Index	Monthly	5/1/19	42,000 USD	(283)
1.970	S&P 500 VIX Futures Variable Long/Short Index	Monthly	6/28/19	148,400 USD	498

1.970	S&P 500 VIX Futures Variable Long/Short Index	Monthly	7/31/19	330,394 USD	3,704
1.000	S&P 500 VIX Futures Variable Long/Short Index	Monthly	7/31/19	325,398 USD	—
1.000	S&P 500 VIX Futures Variable Long/Short Index	Monthly	7/31/19	74,000 USD	—
Total					$(250,948)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended January 31, 2018

Market Value

Total return swaps, long	$361,351

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
SPDR	Standard & Poor's Depositary Receipt

#	Loaned security; a portion of the security is on loan at January 31, 2018.
ºº	Rate shown is the 7-day yield as of January 31, 2018.
£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2018.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Investment Companies	$12,525,570	$2,254,844	$—

Total Investments in Securities	$12,525,570	$2,254,844	$—

Other Financial Instruments(a):
Outstanding Swap Contracts, at Value	$—	$4,202	$—

Total Assets	$12,525,570	$2,259,046	$—

Liabilities Other Financial Instruments(a):
Outstanding Swap Contracts, at Value	$—	$255,150	$—

(a)	Other financial instruments include swap contracts. Other swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Velocity Tail Risk Hedged Large Cap ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers nine Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund is a fund of funds and seeks its investment objective by investing 85% of its net assets in unaffiliated underlying ETFs that provide exposure to large capitalization securities and 15% of its net assets to a volatility strategy. For additional information on the underlying ETFs, visit the Securities and Exchange Commission website at www.SEC.GOV. The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the VelocityShares Tail Risk Hedged Large Cap Index (the “Underlying Index”). The Fund is classified as nondiversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock

Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the "Valuation Inputs Summary" in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Derivative Instruments

The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, options, and swaps. Each derivative instrument that was held by the Fund during the period ended January 31, 2018 is discussed in further detail below.

The Fund may use derivative instruments for risk management purposes or as part of its investment strategies. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member.

Index swaps, interest rate swaps, and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.

The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).

During the period, the Fund entered into total return swaps on equity volatility indices in order to track the funds underlying index.  These total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of the index multiplied by the notional amount of the contract.  The Fund will receive payments equal to the positive price movement of the same index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/ or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Exchange-Traded Funds

The Fund may invest in exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may be actively managed or passively managed, that generally seek to track the performance of a specific index. ETFs are traded on a national securities exchange at market prices that may vary from the NAV of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Fund may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Fund’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Because the Fund may invest in ETFs that provide exposure to a broad range of securities, such risks may include, but are not limited to, leverage risk, foreign exposure risk, interest rate risk, and commodity-linked investments risk. The Fund is also subject to substantially the same risks as those associated with direct exposure to the securities held by the ETF.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to January 31, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's filing other than the following:

The Board of Trustees of the Trust approved a plan to liquidate and terminate the Fund, effective on or about March 26, 2018. The Fund liquidated on March 26, 2018.

Janus Velocity Volatility Hedged Large Cap ETF

Schedule of Investments (unaudited)

January 31, 2018

Shares	Value

Investment Companies - 116.5%
Exchange-Traded Funds (ETFs) - 85.0%
iShares Core S&P 500#	64,747	$ 18,397,860
SPDR S&P 500 Trust	65,225	18,386,928
Vanguard S&P 500	70,972	18,381,038
55,165,826
Investments Purchased with Cash Collateral from Securities Lending - 21.8%
Janus Cash Collateral Fund LLC, 1.2835%ºº, £	14,185,500	14,185,500
Money Markets - 9.7%
State Street Institutional U.S. Government Money Market Fund, 1.2435%ºº	6,311,275	6,311,275

Total Investments (total cost $61,581,887) - 116.5%	75,662,601

Liabilities, net of Cash, Receivables and Other Assets - (16.5%)	(10,739,172)

Net Assets - 100%	$ 64,923,429

Schedules of Affiliated Investments — (% of Net Assets)
Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 1/31/18
Investment Companies — 21.8%
Investments Purchased with Cash Collateral from Securities Lending — 21.8%

Janus Cash Collateral Fund LLC, 1.2835%ºº	$630∆	$—	$—	$14,185,500

Share Balance at 10/31/17	Purchases	Sales	Share Balance at 1/31/18
Investment Companies — 21.8%
Investments Purchased with Cash Collateral from Securities Lending — 21.8%

Janus Cash Collateral Fund LLC, 1.2835%ºº	—	29,227,550	(15,042,050)	14,185,500

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Fund	Return Received by the Fund	Payment Frequency	Termination Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas S.A.: 1.970%	S&P 500 VIX Futures Variable Long/Short Index	Monthly	2/1/18	$1,121,529 USD	$156,389
1.970	S&P 500 VIX Futures Variable Long/Short Index	Monthly	5/1/18	215,000 USD	31,748
1.970	S&P 500 VIX Futures Variable Long/Short Index	Monthly	6/1/18	559,549 USD	85,243
1.970	S&P 500 VIX Futures Variable Long/Short Index	Monthly	7/2/18	167,000 USD	25,224
1.970	S&P 500 VIX Futures Variable Long/Short Index	Monthly	10/1/18	136,000 USD	1,917
1.970	S&P 500 VIX Futures Variable Long/Short Index	Monthly	11/30/18	107,370 USD	(166)
1.970	S&P 500 VIX Futures Variable Long/Short Index	Monthly	1/2/19	170,000 USD	5,007
1.970	S&P 500 VIX Futures Variable Long/Short Index	Monthly	1/2/19	330,267 USD	9,728
1.970	S&P 500 VIX Futures Variable Long/Short Index	Monthly	1/2/19	1,592,723 USD	20,632
1.970	S&P 500 VIX Futures Variable Long/Short Index	Monthly	1/30/19	42,838 USD	1,078
1.970	S&P 500 VIX Futures Variable Long/Short Index	Monthly	1/31/19	224,000 USD	3,561
1.242	S&P 500 VIX Futures Variable Long/Short Index	Monthly	2/28/19	231,640 USD	22,931
1.242	S&P 500 VIX Futures Variable Long/Short Index	Monthly	2/28/19	635,000 USD	62,628
1.970	S&P 500 VIX Futures Variable Long/Short Index	Monthly	4/1/19	216,151 USD	14,841
1.970	S&P 500 VIX Futures Variable Long/Short Index	Monthly	5/1/19	102,047 USD	3,336
1.970	S&P 500 VIX Futures Variable Long/Short Index	Monthly	5/31/19	262,000 USD	4,436
1.970	S&P 500 VIX Futures Variable Long/Short Index	Monthly	5/31/19	261,000 USD	5,762
1.970	S&P 500 VIX Futures Variable Long/Short Index	Monthly	6/28/19	217,284 USD	4,891

1.970	S&P 500 VIX Futures Variable Long/Short Index	Monthly	7/31/19	464,918 USD	(4,317)
1.970	S&P 500 VIX Futures Variable Long/Short Index	Monthly	7/31/19	240,000 USD	(3,560)
1.000	S&P 500 VIX Futures Variable Long/Short Index	Monthly	7/31/19	1,361,094 USD	—
1.000	S&P 500 VIX Futures Variable Long/Short Index	Monthly	7/31/19	535,000 USD	—
Total					$451,309

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended January 31, 2018

Market Value

Total return swaps, long	$717,293

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
SPDR	Standard & Poor's Depositary Receipt

#	Loaned security; a portion of the security is on loan at January 31, 2018.
ºº	Rate shown is the 7-day yield as of January 31, 2018.
£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2018.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Investment Companies	$61,477,101	$14,185,500	$—

Total Investments in Securities	$61,477,101	$14,185,500	$—

Other Financial Instruments(a):
Outstanding Swap Contracts, at Value	$—	$459,352	$—

Total Assets	$61,477,101	$14,644,852	$—

Liabilities Other Financial Instruments(a):
Outstanding Swap Contracts, at Value	$—	$8,043	$—

(a)	Other financial instruments include swap contracts. Other swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Velocity Volatility Hedged Large Cap ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers nine Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund is a fund of funds and seeks its investment objective by investing 85% of its net assets in unaffiliated underlying ETFs that provide exposure to large capitalization securities and 15% of its net assets to a volatility strategy. For additional information on the underlying ETFs, visit the Securities and Exchange Commission website at www.SEC.GOV. The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the VelocityShares Volatility Hedged Large Cap Index (the “Underlying Index”). The Fund is classified as nondiversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock

Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the "Valuation Inputs Summary" in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Derivative Instruments

The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, options, and swaps. Each derivative instrument that was held by the Fund during the period ended January 31, 2018 is discussed in further detail below.

The Fund may use derivative instruments for risk management purposes or as part of its investment strategies. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member.

Index swaps, interest rate swaps, and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.

The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).

During the period, the Fund entered into total return swaps on equity volatility indices in order to track the funds underlying index.  These total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of the index multiplied by the notional amount of the contract.  The Fund will receive payments equal to the positive price movement of the same index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/ or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Exchange-Traded Funds

The Fund may invest in exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may be actively managed or passively managed, that generally seek to track the performance of a specific index. ETFs are traded on a national securities exchange at market prices that may vary from the NAV of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Fund may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Fund’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Because the Fund may invest in ETFs that provide exposure to a broad range of securities, such risks may include, but are not limited to, leverage risk, foreign exposure risk, interest rate risk, and commodity-linked investments risk. The Fund is also subject to substantially the same risks as those associated with direct exposure to the securities held by the ETF.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which

Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to January 31, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's filing other than the following:

The Board of Trustees of the Trust approved a plan to liquidate and terminate the Fund, effective on or about March 26, 2018. The Fund liquidated on March 26, 2018.

The Long-Term Care ETF

Schedule of Investments (unaudited)

January 31, 2018

	Shares	Value

Common Stocks - 99.6%
Equity Real Estate Investment Trusts (REITs) - 57.5%
Aedifica SA	2,552	$246,384
CareTrust, Inc.	11,046	175,521
HCP, Inc.	17,670	425,494
Ingenia Communities Group	28,821	63,712
LTC Properties, Inc.	5,755	235,840
National Health Investors, Inc.	5,890	415,422
New Senior Investment Group, Inc.	11,791	90,319
Omega Healthcare Investors, Inc.#	15,740	425,610
Quality Care Properties, Inc.*	13,845	186,907
Sabra Health Care, Inc.	23,377	423,124
Senior Housing Properties Trust	23,296	403,720
Ventas, Inc.	7,621	426,547
Welltower, Inc.	30,986	1,858,230

		5,376,830
Health Care Providers & Services - 39.8%
Almost Family, Inc.*	1,882	107,368
Ambea AB*	3,766	37,878
Amedisys, Inc.*	4,927	264,186
Arvida Group, Ltd.	47,594	45,087
Brookdale Senior Living, Inc.*	27,033	256,813
Capital Senior Living Corp.*	4,171	47,049
Chartwell Retirement Residences	30,653	389,768
Elan Corp.	900	12,986
Ensign Group, Inc.	7,098	163,467
Estia Health, Ltd.	30,141	83,227
Extendicare, Inc.	12,965	92,045
Japara Healthcare, Ltd.	30,752	49,305
Kindred Healthcare, Inc.	12,982	119,434
Korian SA	11,844	382,736
LHC Group, Inc.*	2,411	151,411
Metlifecare, Ltd.	30,845	141,536
N Field Co., Ltd.	1,700	23,813
National HealthCare Corp.	1,332	83,077
Oceania Healthcare, Ltd.*	37,656	27,869
Orpea	3,409	427,224
Pine Care Group, Ltd.	24,000	2,363
Regis Healthcare, Ltd.	19,752	63,497
Ryman Healthcare, Ltd.	54,148	438,820
Sienna Senior Living, Inc.	6,711	96,821
St-Care Holding Corp.	1,700	12,444
Summerset Group Holdings, Ltd.	32,447	138,080
Tsukui Corp.	7,000	55,151
UNIMAT Retirement Community Co. Ltd.	500	8,873

		3,722,328
Internet Software & Services - 1.8%
SMS Co., Ltd.	4,800	169,960
Real Estate Management & Development - 0.5%
Lifestyle Communities, Ltd.	9,890	41,644

Total Common Stocks (cost $9,854,189)		9,310,762

Investment Companies - 3.3%
Investments Purchased with Cash Collateral from Securities Lending - 3.0%
Janus Cash Collateral Fund LLC, 1.2835% ºº,£	282,150	282,150
Money Markets - 0.3%
State Street Institutional U.S. Government Money Market Fund, 1.2435%ºº	32,461	32,461

Total Investment Companies (cost $314,611)		314,611

Total Investments (total cost $10,168,800) - 102.9%		9,625,373

Liabilities, net of Cash, Receivables and Other Assets - (2.9%)		(274,499)

Net Assets - 100%		$9,350,874

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$6,574,150	68.3%
France	809,960	8.4
New Zealand	791,392	8.2
Canada	578,634	6.0
Australia	301,385	3.1
Japan	283,227	3.0
Belgium	246,384	2.6
Sweden	37,878	0.4
Hong Kong	2,363	0.0
Total	$9,625,373	100.0%

Schedules of Affiliated Investments — (% of Net Assets)
Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 1/31/18
Investment Companies — 3.0%
Investments Purchased with Cash Collateral from Securities Lending — 3.0%

Janus Cash Collateral Fund LLC, 1.2835%ºº	$496∆	$—	$—	$282,150

Share Balance at 10/31/17	Purchases	Sales	Share Balance at 1/31/18
Investment Companies — 3.0%
Investments Purchased with Cash Collateral from Securities Lending — 3.0%

Janus Cash Collateral Fund LLC, 1.2835%ºº	336,550	849,500	(903,900)	282,150

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company

#	Loaned security; a portion of the security is on loan at January 31, 2018.
*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of January 31, 2018.
£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing companies.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2018.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Common Stocks	$9,310,762	$—	$—
Investment Companies	32,461	282,150	—

Total Assets	$9,343,223	$282,150	$—

Organization and Significant Accounting Policies

The Long-Term Care ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers nine Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of an index (“Underlying Index”) which is designed to track the performance of companies globally that are positioned to profit from providing long-term care to the aging population, including companies owning or operating senior living facilities, nursing services, specialty hospitals, and senior housing, biotech companies for age-related illnesses, and companies that sell products and services to such facilities. The Fund is classified as nondiversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the "Valuation Inputs Summary" in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate, that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and foreign currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/ or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital Management LLC ("Janus Capital" or "Janus") believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

Within the parameters of its specific investment policies, the Fund may invest in REITs. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred and convertible securities of issuers in real estate-related industries. A REIT is a trust that invests in real estate related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to January 31, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

The Obesity ETF

Schedule of Investments (unaudited)

January 31, 2018

	Shares	Value

Common Stocks - 100.0%
Biotechnology - 11.5%
Arena Pharmaceuticals, Inc.*	2,444	$91,454
Esperion Therapeutics, Inc.*	1,333	96,656
Keryx Biopharmaceuticals, Inc.*,#	7,386	34,197
Lexicon Pharmaceuticals, Inc.*	6,438	70,689
Madrigal Pharmaceuticals, Inc.*	397	58,923
MannKind Corp.*,#	6,241	16,976
Zafgen, Inc.*	1,408	9,673

		378,568
Diversified Consumer Services - 4.6%
Weight Watchers International, Inc.*	2,338	150,310
Health Care Equipment & Supplies - 42.4%
ABIOMED, Inc.*	645	151,575
AngioDynamics, Inc.*	2,260	39,347
Apex Biotechnology Corp.	5,000	5,412
Cardiovascular Systems, Inc.*	2,060	50,903
CryoLife, Inc.*	1,906	35,928
DexCom, Inc.*	2,568	149,458
Endologix, Inc.*	4,745	19,644
Fisher & Paykel Healthcare Corp. Ltd.	14,969	147,029
Insulet Corp.*	1,983	151,759
iRhythm Technologies, Inc.*	1,049	62,552
Itamar Medical Ltd.*	7,353	2,329
LeMaitre Vascular, Inc.	930	32,364
Lifetech Scientific Corp.*	134,000	35,464
Microlife Corp.	3,000	7,246
Microport Scientific Corp.	22,000	23,149
Nipro Corp.	8,200	126,657
NxStage Medical, Inc.*	4,054	101,472
Obalon Therapeutics, Inc.*	500	2,050
ResMed, Inc.	16,420	165,802
REVA Medical, Inc. - CDI *	25,586	10,048
Rockwell Medical, Inc.*,#	2,908	16,212
SomnoMed Ltd.*	2,425	6,048
TaiDoc Technology Corp.	3,203	10,506
Ypsomed Holding AG*	215	40,359

		1,393,313
Health Care Providers & Services - 9.0%
DaVita, Inc.*	1,829	142,735
Fresenius Medical Care AG & Co. KGaA	1,320	152,928

		295,663
Internet & Catalog Retail - 3.5%
N Brown Group PLC	11,712	33,510
Nutrisystem, Inc.	1,849	79,969

		113,479
Life Sciences Tools & Services - 0.4%
Crown Bioscience International	5,000	12,180
Personal Products - 8.3%
Herbalife Ltd.*	2,023	167,889
Medifast, Inc.	710	48,784
USANA Health Sciences, Inc.*	742	55,390

		272,063

Pharmaceuticals - 19.6%
Novo Nordisk AS - Class B	11,430	637,870
Oramed Pharmaceuticals, Inc.*	628	5,112

		642,982
Specialty Retail - 0.7%
Cato Corp. - Class A	1,398	16,608
Destination XL Group, Inc.*	2,874	7,473

		24,081

Total Common Stocks (cost $2,999,792)		3,282,639

Investment Companies - 1.1%
Investments Purchased with Cash Collateral from Securities Lending - 1.0%
Janus Cash Collateral Fund LLC, 1.2835% ºº,£	33,694	33,694
Money Markets - 0.1%
State Street Institutional U.S. Government Money Market Fund, 1.2435% ºº	2,674	2,674

Total Investment Companies (total cost $36,368) - 1.1%		36,368

Total Investments (total cost $3,036,160) - 101.1%		3,319,007

Liabilities, net of Cash, Receivables and Other Assets - (1.1%)		(35,936)

Net Assets - 100%		$3,283,071

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$2,073,208	62.5%
Denmark	637,870	19.2
Germany	152,928	4.6
New Zealand	147,029	4.4
Japan	126,657	3.8
China	58,613	1.8
Switzerland	40,359	1.2
Taiwan, Province Of China	35,344	1.1
United Kingdom	33,510	1.0
Israel	7,441	0.2
Australia	6,048	0.2
Total	$3,319,007	100.0%

Schedules of Affiliated Investments — (% of Net Assets)
	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 1/31/18
Investment Companies — 1.0%
Investments Purchased with Cash Collateral from Securities Lending — 1.0%

Janus Cash Collateral Fund LLC, 1.2835%ºº	$1,363∆	$—	$—	$33,694

	Share Balance at 10/31/17	Purchases	Sales	Share Balance at 1/31/18
Investment Companies — 1.0%
Investments Purchased with Cash Collateral from Securities Lending — 1.0%

Janus Cash Collateral Fund LLC, 1.2835%ºº	17,506	63,782	(47,594)	33,694

Notes to Schedule of Investments (unaudited)

CDI	Chess Depository Interest
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
#	Loaned security; a portion of the security is on loan at January 31, 2018.
ºº	Rate shown is the 7-day yield as of January 31, 2018.
£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing companies

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2018.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Common Stocks	$3,282,639	$—	$—
Investment Companies	2,674	33,694	—

Total Assets	$3,285,313	$33,694	$—

Organization and Significant Accounting Policies

The Obesity ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers nine Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of an index ("Underlying Index") which is designed to track the performance of companies globally that are positioned to profit from servicing the obese, including biotechnology, pharmaceutical, health care and medical device companies whose business is focused on obesity and obesity related disease including diabetes, high blood pressure, cholesterol, heart disease, stroke, and sleep apnea, and companies focused on weight loss programs, weight loss supplements, or plus sized apparel. The Fund is classified as nondiversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the "Valuation Inputs Summary" in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate, that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and foreign currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/ or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital Management LLC ("Janus Capital" or "Janus") believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to January 31, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

The Organics ETF

Schedule of Investments (unaudited)

January 31, 2018

	Shares	Value

Common Stocks - 95.8%
Chemicals - 25.3%
Century Sunshine Group Holdings, Ltd.*	6,280,000	$208,759
Chr Hansen Holding AS	31,493	2,762,267
Treatt PLC	80,404	481,365

		3,452,391
Food & Staples Retailing - 13.6%
Natural Grocers by Vitamin Cottage, Inc.*	30,626	263,384
Sprouts Farmers Market, Inc.*	23,846	666,019
United Natural Foods, Inc.*	12,740	606,424
Village Super Market, Inc. - Class A	13,824	324,587

		1,860,414
Food Products - 40.8%
Amira Nature Foods, Ltd.*,#	38,092	160,748
Ariake Japan Co., Ltd.	7,200	623,993
Bellamy's Australia, Ltd.*	53,597	644,927
China Shengmu Organic Milk, Ltd.*	232,000	36,188
Freedom Foods Group, Ltd.	148,395	630,855
Hain Celestial Group, Inc.*	15,414	587,890
Ichitan Group PCL*	1,636,000	501,456
John B Sanfilippo & Son, Inc.	9,712	608,166
Rock Field Co., Ltd.	29,500	587,270
SunOpta, Inc.*	76,608	566,899
Wessanen	29,570	636,909

		5,585,301
Personal Products - 8.6%
Blackmores, Ltd.	4,976	625,672
HS Vital Co., Ltd.*	43,374	238,428
Nature's Sunshine Products, Inc.	25,904	313,438
Sagittarius Life Science Corp.	206	444

		1,177,982
Specialty Retail - 7.5%
DavidsTea, Inc.*,#	35,885	141,746
L'Occitane International SA	303,750	563,115
Naturhouse Health SAU	59,264	322,998

		1,027,859

Total Common Stocks (cost $12,195,000)		13,103,947

Investment Companies - 0.8%
Investments Purchased with Cash Collateral from Securities Lending - 0.8%
Janus Cash Collateral Fund LLC, 1.2835%ºº,£	102,954	102,954
Money Markets - 0.0%
State Street Institutional U.S. Government Money Market Fund, 1.2435%ºº	12	12

Total Investment Companies (total cost $102,966) - 0.8%		102,966

Total Investments (total cost $12,297,966) - 96.6%		13,206,913

Cash, Receivables and Other Assets, net of Liabilities - 3.4%		465,924

Net Assets - 100%		$13,672,837

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$3,472,874	26.3%
Denmark	2,762,267	20.9
Australia	1,901,454	14.4
Japan	1,211,263	9.2
Canada	708,645	5.4
Netherlands	636,909	4.8
Luxembourg	563,115	4.3
Thailand	501,456	3.8
United Kingdom	481,365	3.6
Spain	322,998	2.4
South Korea	238,428	1.8
Hong Kong	208,759	1.6
United Arab Emirates	160,748	1.2
China	36,188	0.3
Taiwan, Province Of China	444	0.0
Total	$13,206,913	100.0%

Schedules of Affiliated Investments — (% of Net Assets)
Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 1/31/18
Investment Companies — 0.8%
Investments Purchased with Cash Collateral from Securities Lending — 0.8%
Janus Cash Collateral Fund LLC, 1.2835%ºº	$12,064∆	$—	$—	$102,954

Share Balance at 10/31/17	Purchases	Sales	Share Balance at 1/31/18
Investment Companies — 0.8%
Investments Purchased with Cash Collateral from Securities Lending — 0.8%
Janus Cash Collateral Fund LLC, 1.2835%ºº	238,150	2,121,280	(2,256,476)	102,954

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PCL	Public Company Limited
PLC	Public Limited Company

*	Non-income producing security.
#	Loaned security; a portion of the security is on loan at January 31, 2018.
ºº	Rate shown is the 7-day yield as of January 31, 2018.
£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2018.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$13,103,947	$—	$—
Investment Companies	12	102,954	—

Total Assets	$13,103,959	$102,954	$—

Organization and Significant Accounting Policies

The Organics ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers nine Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of an index (Underlying Index) which is designed to track the performance of companies globally that are positioned to profit from increasing demand for organic products, including companies which service, produce, distribute, market or sell organic food, beverages, cosmetics, supplements, or packaging. The Fund is classified as nondiversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the "Valuation Inputs Summary" in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate, that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and foreign currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/ or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital Management LLC ("Janus Capital" or "Janus") believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to January 31, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

--------------------------------------------------------------------------------
Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("the Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act, as amended, are attached as Ex99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Detroit Street Trust

By: /s/ Bruce Koepfgen
Bruce Koepfgen, President and Chief Executive Officer of Janus Detroit Street Trust

(Principal Executive Officer)
Date: March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bruce Koepfgen
Bruce Koepfgen, President and Chief Executive Officer of Janus Detroit Street Trust

(Principal Executive Officer)
Date: March 28, 2018

By: /s/ Jesper Nergaard
Jesper Nergaard, Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Detroit Street Trust

(Principal Accounting Officer and Principal Financial Officer)

Date: March 28, 2018